UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

September 30, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (97.5%)
Government Obligations (55.2%)
U.S. Government and Agency Obligations (55.2%)
Federal Deposit Insurance Corporation (FDIC) (9.4%)
$1,420,000	Bank of America, N.A.	1.700%	12/23/10	$1,436,868
4,000,000	Citibank, N.A. (c)	0.432%	03/30/11	4,010,676
2,785,000	Citibank, N.A. (c)	0.680%	07/12/11	2,788,119
3,475,000	General Electric Capital Corporation	1.625%	01/07/11	3,512,339
455,000	General Electric Capital Corporation	3.000%	12/09/11	470,907
5,220,000	HSBC USA, Inc.	3.125%	12/16/11	5,420,876
1,745,000	John Deere Capital Corporation	2.875%	06/19/12	1,802,925
5,465,000	JPMorgan Chase & Company	2.625%	12/01/10	5,586,039
1,810,000	PNC Funding Corporation	2.300%	06/22/12	1,842,497
1,740,000	Sovereign Bank	2.750%	01/17/12	1,790,959
4,815,000	The Goldman Sachs Group, Inc. (c)	0.379%	03/15/11	4,824,775
				33,486,980
Federal Home Loan Mortgage Corporation (FHLMC) (9.1%)
400,000	(h)	4.500%	10/01/39	404,625
1,330,000		4.875%	11/15/13	1,464,934
1,179,562	(l)	5.000%	04/01/35	1,223,107
641,556		5.000%	08/01/35	665,240
2,466,087		5.000%	11/01/35	2,557,127
535,000	(h)	5.000%	10/01/38	552,722
395,118	(l)	5.500%	12/01/17	424,659
808,909	(l)	5.500%	06/01/20	859,150
1,207,191		5.500%	10/01/20	1,282,169
3,577,333	(l)	5.500%	05/01/34	3,802,114
865,000	(h)	5.500%	10/01/34	905,276
1,802,597	(l)	5.500%	10/01/34	1,910,153
1,439,333		5.500%	07/01/35	1,512,049
1,490,803	(l)	5.500%	07/01/35	1,566,120
2,829,086	(l)	5.500%	10/01/35	2,996,077
3,430,049		5.500%	12/01/38	3,595,106
2,155,323	(l)	6.000%	11/01/33	2,292,186
263,092	(l)	6.500%	09/01/32	285,879
2,009,299		6.500%	06/01/36	2,146,266
1,933,004	(l)	7.000%	12/01/37	2,096,032
				32,540,991
Federal National Mortgage Association (FNMA) (23.8%)
1,125,000		4.750%	12/15/10	1,181,656
166,275		5.000%	05/01/18	177,365
351,869		5.000%	06/01/18	373,748
718,947		5.000%	07/01/18	766,899
2,110,000	(h)	5.000%	10/01/33	2,179,233
582,681		5.000%	11/01/33	604,920

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$262,250		5.000%	05/01/34	$272,014
3,021,587		5.000%	12/01/34	3,136,911
1,784,804	(l)	5.000%	08/01/35	1,850,135
954,442		5.000%	04/01/38	987,386
576,882		5.500%	01/01/17	616,858
110,234		5.500%	09/01/17	118,579
467,755		5.500%	02/01/18	503,484
887,461		5.500%	03/01/18	950,900
2,384,395	(l)	5.500%	04/01/33	2,525,533
1,012,192		5.500%	05/01/33	1,071,966
665,625	(l)	5.500%	12/01/33	705,575
1,090,842		5.500%	01/01/34	1,147,656
1,105,630	(l)	5.500%	01/01/34	1,163,215
763,500		5.500%	02/01/34	809,330
2,167,477		5.500%	03/01/34	2,295,382
4,294,687		5.500%	04/01/34	4,538,060
269,310		5.500%	09/01/34	285,355
6,630,000	(h)	5.500%	10/01/34	6,934,569
1,090,883	(l)	5.500%	02/01/35	1,146,336
2,259,925		5.500%	04/01/35	2,373,392
1,681,421	(l)	5.500%	08/01/35	1,769,521
1,492,245		5.500%	10/01/35	1,582,566
1,270,762		5.500%	11/01/35	1,334,565
586,664	(l)	6.000%	09/01/17	632,499
768,743		6.000%	08/01/23	819,973
706,513		6.000%	10/01/32	757,200
912,480	(l)	6.000%	10/01/32	982,797
1,087,932		6.000%	11/01/32	1,168,719
1,370,837		6.000%	03/01/33	1,475,834
180,174		6.000%	04/01/33	191,728
816,002		6.000%	12/01/33	868,328
8,600,000	(h)	6.000%	10/01/34	9,073,000
788,671		6.000%	01/01/36	836,040
709,877		6.000%	07/01/37	750,518
1,268,939		6.000%	09/01/37	1,341,586
2,237,389		6.000%	07/01/38	2,363,606
1,079,887		6.000%	10/01/38	1,142,723
1,291,289		6.000%	12/01/38	1,365,216
385,389		6.500%	12/01/31	418,267

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$118,458	(l)	6.500%	02/01/32	$129,163
613,512		6.500%	04/01/32	662,783
235,031		6.500%	05/01/32	255,727
506,154		6.500%	07/01/32	551,643
682,218		6.500%	08/01/32	743,581
494,668		6.500%	09/01/32	536,123
1,824,527	(l)	6.500%	09/01/32	1,988,471
540,866		6.500%	10/01/32	589,405
265,000	(h)	6.500%	10/01/36	283,219
361,619		6.500%	08/01/37	387,343
776,249	(l)	6.500%	08/01/37	830,983
5,120,694		6.500%	10/01/37	5,481,756
1,412,177		6.500%	11/01/37	1,511,750
376,598		7.000%	07/01/31	419,072
567,394		7.000%	09/01/31	631,208
588,785		7.000%	11/01/31	651,489
155,350		7.000%	02/01/32	172,857
89,268		7.000%	03/01/32	99,341
362,099		7.000%	07/01/32	402,999
397,522		7.500%	04/01/31	447,065
136,507		7.500%	05/01/31	153,511
				84,520,632
Government National Mortgage Association (GNMA) (2.7%)
1,000,000	(h)	5.000%	10/01/34	1,034,688
24,542,949	(c) (f)	0.876%	06/17/45	924,430
397,925		5.500%	12/15/34	419,998
4,210,000	(h)	5.500%	10/01/35	4,416,551
1,539,228		5.500%	07/15/38	1,618,113
1,151,873		5.500%	10/15/38	1,210,906
21,858		8.500%	10/15/22	24,959
				9,649,645
U.S. Treasury (10.2%)
3,650,000	U.S. Treasury Bond	4.250%	05/15/39	3,776,038
7,115,000	U.S. Treasury Bond (i)	5.375%	02/15/31	8,453,509
1,231,220	U.S. Treasury Inflation-Indexed Notes (g)	1.875%	07/15/13	1,272,004
2,085,000	U.S. Treasury Note	1.000%	08/31/11	2,088,665
925,000	U.S. Treasury Note	1.375%	03/15/12	929,481
4,330,000	U.S. Treasury Note	2.375%	08/31/14	4,346,238
3,015,000	U.S. Treasury Note	2.375%	09/30/14	3,022,779
930,000	U.S. Treasury Note	3.250%	06/30/16	952,596
11,045,000	U.S. Treasury Note	3.625%	08/15/19	11,336,654
				36,177,964
	Total U.S. government and agency obligations (cost: $190,331,057)			196,376,212

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Asset-Backed Securities (5.1%)
$419,100	ABFS Mortgage Loan Trust (d) (k)	7.923%	12/15/33	$75,119
413,321	Associates Manufactured Housing Pass-Through Certificates (c)	7.725%	06/15/28	405,585
1,270,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	8.300%	02/18/14	1,237,370
2,230,000	Centex Home Equity (k)	5.048%	06/25/35	1,916,068
440,777	Conseco Financial Corporation	6.400%	10/15/18	416,686
1,755,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (d) (m)	5.200%	12/15/35	944,959
2,734,096	Countrywide Asset-Backed Certificates (c)	5.934%	05/25/37	704,516
1,071,230	Countrywide Asset-Backed Certificates (c)	5.962%	03/25/34	357,925
505,415	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (k)	6.240%	10/25/36	479,749
935,000	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (k)	6.250%	10/25/36	806,456
2,275,000	Flagstar Home Equity Loan Trust - 144A Issue (e) (k)	5.997%	01/25/35	422,787
700,000	Ford Credit Auto Owner Trust	2.790%	08/15/13	714,770
435,000	Ford Credit Auto Owner Trust - 144A Issue (d)	7.050%	12/15/13	430,641
1,220,000	GE Capital Credit Card Master Note Trust (c)	0.413%	03/15/13	1,205,606
3,095,000	GMAC Mortgage Corporation Loan Trust (c) (l)	5.952%	08/25/37	789,562
2,000,000	GMAC Mortgage Corporation Loan Trust (k) (l)	6.088%	10/25/36	780,471
345,155	JPMorgan Auto Receivables Trust - 144A Issue (d)	7.090%	02/15/14	299,854
3,297,000	JPMorgan Mortgage Acquisition Corporation (k)	6.337%	08/25/36	1,293,015
3,210,773	Lehman XS Trust (k)	5.690%	12/25/35	1,876,463
185,605	National Collegiate Trust (m)	7.240%	09/20/14	63,434
92,704	Oakwood Mortgage Investors, Inc. (d)	8.100%	08/15/26	90,849
440,000	Origen Manufactured Housing	5.605%	05/15/22	421,614
1,500,000	Origen Manufactured Housing (c)	5.700%	01/15/35	1,374,403
654,542	Origen Manufactured Housing (c)	5.730%	11/15/35	552,622
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	547,265
10,102	Residential Funding Mortgage Securities II, Inc. (k)	5.090%	07/25/33	9,774
	Total asset-backed securities (cost: $31,966,675)			18,217,563

Other Mortgage-Backed Securities (7.8%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (2.7%)
2,291,325	Banc of America Alternative Loan Trust (c)	5.663%	11/25/35	273,561
2,242,853	Banc of America Alternative Loan Trust (c)	5.802%	01/25/36	205,286
1,801,566	Banc of America Alternative Loan Trust (c)	6.219%	05/25/46	312,381
748,964	Banc of America Alternative Loan Trust (c) (d)	6.284%	11/25/46	12,438
1,548,391	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	129,718
57,000	Banco Hipoecario Nactional - 144A Issue (b) (d) (j) (m)	7.916%	07/25/09	285
98,675	BlackRock Capital Finance, LP - 144A Issue (e) (m)	7.750%	09/25/26	29,602
379,329	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	379,085
720,402	CitiMortgage Alternative Loan Trust (c) (d) (m)	6.236%	07/25/37	—

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Other Mortgage-Backed Securities—continued
$1,817,734	CitiMortgage Alternative Loan Trust	6.250%	07/25/37	$306,743
992,375	Global Mortgage Securitization, Ltd. (b) (l)	5.250%	04/25/32	583,549
1,856,506	Global Mortgage Securitization, Ltd. - 144A Issue (b) (d)	5.250%	11/25/32	1,382,305
1,561,105	JPMorgan Mortgage Trust (c)	4.438%	11/25/33	516,036
2,751,337	JPMorgan Mortgage Trust (c)	5.673%	09/25/35	529,668
1,498,541	JPMorgan Mortgage Trust (c)	5.728%	04/25/37	1,296,322
2,703,768	Lehman Mortgage Trust (c) (d)	6.736%	09/25/36	123,910
114,183	Mellon Residential Funding Corporation	6.750%	06/25/28	97,611
2,436,832	RESI Finance, LP - 144A Issue (b) (c) (d) (m)	1.649%	09/10/35	1,383,283
1,978,347	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,396,889
793,590	Structured Asset Securities Corporation (k)	5.630%	05/25/34	331,587
4,016,207	Wells Fargo Alternative Loan Trust (c)	6.061%	07/25/37	197,700
				9,487,959
Commercial Mortgage-Backed Securities (5.1%)
348,421	Asset Securitization Corporation (c) (f)	8.621%	08/13/29	56,447
2,445,000	Asset Securitization Corporation (c)	7.749%	02/14/43	2,094,521
5,439,187	Asset Securitization Corporation - 144A Issue (c) (e) (f)	1.483%	10/13/26	128,520
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (c) (d)	5.805%	01/15/46	2,108,910
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	241,493
290,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (e)	5.570%	02/05/19	155,421
384,298	FFCA Secured Lending Corporation - 144A Issue (e) (l)	6.940%	09/18/25	352,807
865,000	GE Capital Commercial Mortgage Corporation - 144A Issue (c) (e)	6.039%	08/11/36	806,759
1,115,000	GE Capital Commercial Mortgage Corporation - 144A Issue (c) (e) (l)	6.314%	08/11/36	984,297
1,352,000	GMAC Commercial Mortgage Securities, Inc. - 144A Issue (c) (e) (l)	5.310%	05/10/36	722,276
2,314,462	Hometown Commercial Mortgage - 144A Issue (d)	5.506%	11/11/38	1,109,974
2,296,886	Hometown Commercial Mortgage - 144A Issue (d)	6.057%	04/11/17	693,278
1,990,989	JPMorgan Chase Commercial Mortgage Securities Corporation	4.625%	03/15/46	1,983,735
1,000,000	LB-UBS Commercial Mortgage Trust	4.547%	08/15/29	991,785
910,000	LB-UBS Commercial Mortgage Trust - 144A Issue (e)	6.647%	07/14/16	942,189
2,410,000	Morgan Stanley Capital I (c)	5.810%	04/12/49	2,309,430
11,373,007	Multi Security Asset Trust - 144A Issue (c) (d) (f)	1.130%	11/28/35	156,720
1,540,000	Multi Security Asset Trust - 144A Issue (c) (d)	5.880%	11/28/35	98,550
2,515,000	Timberstar Trust - 144A Issue (e) (m)	6.208%	10/15/36	2,188,050
				18,125,162
	Total other mortgage-backed securities (cost: $57,087,983)			27,613,121

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Corporate Obligations (29.4%)
Basic Materials (1.4%)
Agriculture Products (.4%)
$1,245,000	Cargill, Inc. - 144A Issue (e)	5.200%	01/22/13	$1,305,500

Construction (.4%)
1,450,000	CRH America, Inc.	6.000%	09/30/16	1,486,486

Metal Fabrication (.6%)
1,760,000	Rio Tinto Finance USA, Ltd. (b)	8.950%	05/01/14	2,077,129

Capital Goods (1.6%)
Manufacturing (1.3%)
2,155,000	Roper Industries, Inc.	6.250%	09/01/19	2,237,028
755,000	Tyco International Finance SA (b)	4.125%	10/15/14	752,380
1,225,000	Tyco International Finance SA (b)	8.500%	01/15/19	1,493,200
				4,482,608
Metal Fabrication (.1%)
500,000	Timken Company	6.000%	09/15/14	519,429

Waste Management (.2%)
515,000	Waste Management, Inc.	6.375%	03/11/15	569,841

Communication Services (1.3%)
Broadcasting (.7%)
2,000,000	COX Communications, Inc.	7.125%	10/01/12	2,231,044

Telephone (.6%)
2,220,000	CenturyTel, Inc.	7.600%	09/15/39	2,212,303

Consumer Cyclical (.4%)
Service (.4%)
1,550,000	DirecTV Holdings LLC / DirecTV Financing Company, Inc. 144A Issue (e)	5.875%	10/01/19	1,540,313

Consumer Staples (4.9%)
Beverage (1.8%)
2,355,000	Bottling Group, LLC	6.950%	03/15/14	2,744,639
3,550,000	Miller Brewing Company - 144A Issue (e)	5.500%	08/15/13	3,751,768
				6,496,407
Entertainment (.5%)
1,610,000	Time Warner Cable, Inc.	7.500%	04/01/14	1,846,559

Household Products (.6%)
2,070,000	Fortune Brands, Inc.	6.375%	06/15/14	2,150,757

Tobacco (2.0%)
3,325,000	Altria Group, Inc.	10.200%	02/06/39	4,615,379
450,000	Reynolds American, Inc.	6.750%	06/15/17	467,802
845,000	Reynolds American, Inc.	7.250%	06/01/12	907,629
1,015,000	Reynolds American, Inc.	7.625%	06/01/16	1,086,073
				7,076,883

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Energy (4.1%)
Oil (.6%)
$1,155,000	BP Capital Markets, PLC (b)	3.875%	03/10/15	$1,193,186
935,000	PC Financial Partnership	5.000%	11/15/14	963,838
				2,157,024
Oil & Gas (.5%)
1,510,000	Rowan Companies, Inc.	7.875%	08/01/19	1,623,522

Oil & Gas Services (.4%)
1,340,000	Smith International, Inc.	8.625%	03/15/14	1,538,856

Pipelines (2.6%)
2,950,000	Energy Transfer Partners, LP	9.700%	03/15/19	3,651,475
2,900,000	Kinder Morgan Energy Partners, LP	9.000%	02/01/19	3,513,773
2,000,000	Nustar Logistics	7.650%	04/15/18	2,167,758
				9,333,006
Financial (12.7%)
Banks (.5%)
1,440,000	Bank of America Corporation	7.375%	05/15/14	1,602,236

Finance - Diversified (2.5%)
2,000,000	Allied Capital Corporation (d)	6.625%	07/15/11	1,644,138
645,000	Ameriprise Financial, Inc.	7.300%	06/28/19	711,030
935,000	Barclays Bank, PLC (b)	5.200%	07/10/14	987,656
990,000	Citigroup, Inc.	6.500%	08/19/13	1,039,252
1,945,000	Citigroup, Inc.	8.125%	07/15/39	2,177,212
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,489,426
				9,048,714
Insurance (4.5%)
1,900,000	Aflac, Inc.	8.500%	05/15/19	2,264,933
1,945,000	Liberty Mutual Group, Inc. – 144A Issue (d)	7.800%	03/15/37	1,478,200
2,858,000	OneBeacon US Holdings, Inc. (d)	5.875%	05/15/13	2,730,476
2,500,000	StanCorp Financial Group, Inc. (d)	6.875%	10/01/12	2,584,163
1,000,000	StanCorp Financial Group, Inc. (c) (d)	6.900%	06/01/67	671,202
1,400,000	Symetra Financial Corporation - 144A Issue (d)	6.125%	04/01/16	1,186,955
1,050,000	Symetra Financial Corporation - 144A Issue (c) (d)	8.300%	10/15/37	651,000
1,680,000	Unum Group	7.125%	09/30/16	1,699,817
1,225,000	Willis North America, Inc.	7.000%	09/29/19	1,259,568
1,465,000	XL Capital, Ltd. (b)	5.250%	09/15/14	1,438,145
				15,964,459

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
Investment Bankers/Brokers (3.1%)
$1,695,000	Enel Finance International SA (b) (d) (h)	6.070%	09/06/17	$1,685,898
1,815,000	Jefferies Group, Inc.	6.250%	01/15/36	1,451,637
1,935,000	Jefferies Group, Inc.	6.450%	06/08/27	1,624,692
1,420,000	Lazard Group, LLC	6.850%	06/15/17	1,399,720
1,580,000	Morgan Stanley	5.300%	03/01/13	1,655,574
110,000	Morgan Stanley	6.250%	08/28/17	114,495
1,650,000	The Goldman Sachs Group, Inc.	5.150%	01/15/14	1,732,398
1,180,000	The Goldman Sachs Group, Inc.	5.700%	09/01/12	1,273,189
				10,937,603
Real Estate Investment Trust (.2%)
800,000	Westfield Capital Corp, Ltd. - 144A Issue (b) (e)	4.375%	11/15/10	811,735

Real Estate Investment Trust - Health Care (.4%)
1,585,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	1,491,327

Real Estate Investment Trust - Mortgage (.5%)
1,780,000	Dexus Finance Property, Ltd. - 144A Issue (b) (d) (h) (m)	7.125%	10/15/14	1,780,906

Real Estate Investment Trust - Retail (.5%)
1,580,000	WEA Finance, LLC / WT Finance Australia Property, Ltd. - 144A Issue (e)	7.500%	06/02/14	1,702,771

Real Estate Investment Trust - Shopping Centers (.5%)
1,490,000	Simon Property Group, LP	6.750%	05/15/14	1,597,997

Health Care (1.6%)
Biotechnology (.1%)
425,000	Amgen, Inc.	6.400%	02/01/39	487,163

Drugs (.8%)
1,955,000	Novartis Securities Investment, Ltd. (b)	5.125%	02/10/19	2,081,213
725,000	Watson Pharmaceuticals, Inc.	6.125%	08/15/19	762,479
				2,843,692

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Health Care—continued
Managed Care (.1%)
$500,000	UnitedHealth Group, Inc. (c)	0.472%	06/21/10	$497,979
Medical Products/Supplies (.6%)
1,255,000	Laboratory Corporation of America Holdings	5.500%	02/01/13	1,300,965
630,000	Quest Diagnostics, Inc.	5.450%	11/01/15	664,916
				1,965,881
Technology (.4%)
Computer Services & Software (.4%)
1,505,000	Intuit, Inc.	5.750%	03/15/17	1,573,858

Utilities (1.0%)
Electric Companies (1.0%)
1,115,735	Bruce Mansfield Unit (d) (m)	6.850%	06/01/34	1,147,124
1,025,000	Exelon Generation Company LLC	6.250%	10/01/39	1,046,179
535,000	Interstate Power & Light Company	6.250%	07/15/39	593,482
650,000	Pacificorp	6.000%	01/15/39	727,798
				3,514,583
	Total corporate obligations (cost: $98,494,788)			104,468,571
	Total long-term debt securities (cost: $377,880,503)			346,675,182

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Short-Term Securities (8.2%)
Investment Companies (8.2%)
10,961,632	Dreyfus Treasury Cash Management Fund, current rate 0.000%	$10,961,632
18,146,592	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.030%	18,146,592
	Total short-term securities (cost: $29,108,224)	29,108,224
	Total investments in securities (cost: $406,988,727) (n)	$375,783,691
	Liabilities in excess of cash and other assets (-5.7%)	(20,380,073)
	Total net assets (100%)	$355,403,618

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	The Portfolio held 5.0% of net assets in foreign securities at September 30, 2009.
(c)	Variable rate security.
(d)

Represents ownership in an illiquid security. (See note 3 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at September 30, 2009, which includes cost and acquisition date, is as follows:

	Acquisition	Acquisition
Security:	Date	Cost
ABFS Mortgage Loan Trust	09/19/05	$426,172
Allied Capital Corporation	07/20/06	1,999,800
Banc of America Alternative Loan Trust	11/01/06	690,919
Banco Hipotecario Nacional - 144A Issue*	Various	69,529
Bruce Mansfield Unit	07/10/07	1,115,735
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	02/28/06	3,562,579
CitiMortgage Alternative Loan Trust	07/30/07	484,442
Countryplace Manufactured Housing Contract -144A Issue*	06/29/05	1,754,843
Dexus Finance Property, Ltd. – 144A Issue*	09/28/09	1,772,560
Enel Finance International SA – 144A Issue*	09/30/09	1,685,898
Ford Credit Auto Owner Trust -144A Issue*	06/19/07	434,921
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	1,840,638
Hometown Commercial Mortgage - 144A Issue*	11/28/06	2,337,572
Hometown Commercial Mortgage - 144A Issue*	06/07/07	2,293,914
JPMorgan Auto Receivables Trust - 144A Issue*	11/07/07	335,448
Lehman Mortgage Trust	03/15/07	2,797,978
Liberty Mutual Group, Inc. - 144A Issue*	02/28/07	1,956,829
Multi Security Asset Trust - 144A Issue*	02/24/05	462,039
Multi Security Asset Trust - 144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc.†	03/25/03	97,164
OneBeacon US Holdings, Inc.	Various	2,846,601
RESI Finance, LP – 144A Issue*	05/27/09	1,066,114
StanCorp Financial Group, Inc.	05/23/07	998,070
StanCorp Financial Group, Inc.	09/20/02	2,486,225
Symetra Financial Corporation - 144A Issue*	03/23/06	1,396,332
Symetra Financial Corporation - 144A Issue*	10/04/07	1,048,572
		$37,482,133

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)

Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(g)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	At September 30, 2009 the total cost of investments issued on a when-issued or forward commitment basis was $29,109,696.
(i)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2009, securities with an aggregate market value of $475,250 have been segregated to cover margin requirements for the following open futures contracts:

See accompanying notes to investments in securities.

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	December 2009	32	Long	$37,380	$—
U.S. 5-Year Treasury Notes	December 2009	51	Long	69,934	—
U.S. 10-Year Treasury Notes	December 2009	85	Long	143,119	—
U.S. 30-Year Treasury Bonds	December 2009	66	Short	—	117,295
		234		$250,433	$117,295

(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(l)	Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2009.
(m)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(n)

At September 30, 2009 the cost of securities for federal income tax purposes was $407,103,559. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$15,416,478
Gross unrealized depreciation	(46,736,346)
Net unrealized depreciation	$(31,319,868)

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

September 30, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Commercial Paper (18.5%)
Capital Goods (1.8%)
Aerospace/Defense (1.8%)
$2,250,000	United Technologies Corporation (e)	0.250%	10/29/09	$2,249,877

Consumer Cyclical (3.3%)
Retail (3.3%)
2,500,000	Wal-Mart Stores, Inc. (e)	0.290%	10/22/09	2,499,796
1,500,000	Wal-Mart Stores, Inc. (e)	0.290%	12/07/09	1,499,553
				3,999,349
Consumer Staples (5.5%)
Beverage (3.0%)
1,300,000	The Coca-Cola Company (e)	0.330%	01/04/10	1,299,245
1,300,000	The Coca-Cola Company (e)	0.530%	11/30/09	1,299,480
1,000,000	The Coca-Cola Company (e)	0.540%	12/04/09	999,556
				3,598,281
Food (2.5%)
250,000	Nestle Capital Corporation (e)	0.280%	10/13/09	249,982
1,500,000	Nestle Capital Corporation (e)	0.280%	11/10/09	1,499,717
1,350,000	Nestle Capital Corporation (e)	0.340%	11/03/09	1,349,728
				3,099,427
Financial (2.4%)
Auto Finance (2.4%)
1,000,000	American Honda Finance Corporation	0.010%	12/11/09	999,605
2,000,000	American Honda Finance Corporation	0.460%	12/02/09	1,999,035
				2,998,640
Health Care (5.5%)
Drugs (2.6%)
2,000,000	Abbott Laboratories (e)	0.200%	10/23/09	1,999,841
1,200,000	Abbott Laboratories (e)	0.310%	11/23/09	1,199,647
				3,199,488
Medical Products/Supplies (2.9%)
2,500,000	Medtronic, Inc. (e)	0.300%	10/30/09	2,499,597
1,000,000	Medtronic, Inc. (e)	0.380%	11/09/09	999,762
				3,499,359
	Total commercial paper (cost: $22,644,421)			22,644,421

Corporate Notes (13.1%)
Basic Materials (2.9%)
Chemicals (2.9%)
3,610,000	Praxair, Inc. (c)	0.477%	05/26/10	3,610,000

Capital Goods (3.3%)
Manufacturing (3.3%)
3,850,000	3M Company - 144A Issue (f)	7.139%	12/12/10	3,950,302

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Consumer Staples (2.9%)
Personal Care (2.9%)
$3,600,000	Procter and Gamble International Funding
	SCA (b) (c)	0.478%	05/07/10	$3,600,634

Health Care (2.9%)
Drugs (2.9%)
3,495,000	Roche Holdings, Inc. – 144A Issue (c) (f)	1.393%	02/25/10	3,502,784

Utilities (1.1%)
Electric Companies (1.1%)
1,355,000	Georgia Power Company (c)	0.843%	03/17/10	1,359,227
	Total coporate notes (cost: $16,022,947)			16,022,947

U.S. Government Obligations (56.1%)
Discount Notes (53.9%)
1,000,000	Federal Home Loan Mortgage Corporation	0.110%	01/05/10	999,600
2,000,000	Federal Home Loan Mortgage Corporation	0.140%	12/28/09	1,999,462
2,300,000	Federal Home Loan Mortgage Corporation	0.150%	12/01/09	2,299,415
2,500,000	Federal Home Loan Mortgage Corporation	0.160%	10/08/09	2,499,913
2,750,000	Federal Home Loan Mortgage Corporation	0.160%	10/09/09	2,749,890
1,700,000	Federal Home Loan Mortgage Corporation	0.160%	11/13/09	1,699,726
2,000,000	Federal Home Loan Mortgage Corporation	0.170%	11/16/09	1,999,591
2,500,000	Federal Home Loan Mortgage Corporation	0.200%	10/01/09	2,500,000
2,000,000	Federal Home Loan Mortgage Corporation	0.200%	10/20/09	1,999,799
1,000,000	Federal Home Loan Mortgage Corporation	0.200%	12/08/09	999,736
2,000,000	Federal Home Loan Mortgage Corporation	0.210%	10/05/09	1,999,960
2,500,000	Federal Home Loan Mortgage Corporation	0.210%	11/24/09	2,499,306
3,000,000	Federal Home Loan Mortgage Corporation	0.220%	10/19/09	2,999,700
2,375,000	Federal Home Loan Mortgage Corporation	0.230%	10/13/09	2,374,834
2,500,000	Federal Home Loan Mortgage Corporation	0.260%	11/02/09	2,499,533
2,000,000	Federal National Mortgage Association	0.100%	10/07/09	1,999,940
1,500,000	Federal National Mortgage Association	0.100%	12/18/09	1,499,545
2,250,000	Federal National Mortgage Association	0.130%	12/16/09	2,249,335
1,000,000	Federal National Mortgage Association	0.140%	11/05/09	999,854
1,250,000	Federal National Mortgage Association	0.150%	11/18/09	1,249,742
2,000,000	Federal National Mortgage Association	0.150%	12/09/09	1,999,502
2,750,000	Federal National Mortgage Association	0.150%	12/23/09	2,749,176
1,000,000	Federal National Mortgage Association	0.160%	10/27/09	999,884
1,500,000	Federal National Mortgage Association	0.160%	11/04/09	1,499,788
2,000,000	Federal National Mortgage Association	0.180%	12/17/09	1,999,401
1,000,000	Federal National Mortgage Association	0.190%	10/28/09	999,872
2,500,000	Federal National Mortgage Association	0.190%	11/12/09	2,499,446
2,000,000	Federal National Mortgage Association	0.200%	10/16/09	1,999,850
2,750,000	Federal National Mortgage Association	0.200%	10/21/09	2,749,725

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Discount Notes—continued
$2,500,000	Federal National Mortgage Association	0.200%	10/26/09	$2,499,670
2,500,000	Federal National Mortgage Association	0.240%	10/14/09	2,499,815
1,500,000	Federal National Mortgage Association	0.250%	10/06/09	1,499,956
2,000,000	Federal National Mortgage Association	0.260%	10/02/09	1,999,992
				66,114,958
U.S. Treasury (2.2%)
2,750,000	U.S. Treasury Bill	0.150%	11/19/09	2,749,514
	Total U.S. government obligations (cost: $68,864,472)			68,864,472

Other Short-Term Investments (12.1%)
Asset-Backed Securities (12.1%)
2,025,000	Ally Auto Receivables Trust - 144A issue (d) (g)	0.396%	09/15/10	2,025,000
818,041	AmeriCredit Automobile Receivables Trust	0.838%	07/15/10	818,041
2,315,000	Bank of America Auto Trust - 144A issue (d)	0.396%	09/15/10	2,315,000
810,294	Carmax Auto Owner Trust	1.664%	05/07/10	810,403
2,600,368	Chrysler Financial Auto Securitization Trust	1.012%	07/15/10	2,600,368
152,922	CNH Equipment Trust	1.352%	06/04/10	152,922
125,171	CNH Equipment Trust	1.736%	04/15/10	125,171
1,065,000	Ford Credit Auto Owner Trust - 144A Issue (d)	0.357%	09/15/10	1,065,000
597,991	Ford Credit Auto Owner Trust - 144A Issue (f)	0.988%	06/15/10	597,991
280,806	Ford Credit Auto Owner Trust - 144A Issue (c) (f)	1.861%	04/15/10	280,806
501,823	Harley-Davidson Motorcycle Trust	0.718%	07/15/10	501,823
494,510	Harley-Davidson Motorcycle Trust	1.489%	05/15/10	494,510
976,262	Honda Auto Receivables Owner Trust	1.318%	05/17/10	977,095
563,684	Nissan Auto Receivables Owner Trust (c)	1.764%	04/15/10	563,684
964,372	Volkswagen Auto Lease Trust	1.452%	05/17/10	965,194
116,520	Volkswagen Auto Loan Enhanced Trust	2.358%	01/20/10	116,520
406,197	World Omni Auto Receivables Trust	1.622%	04/15/10	406,197
	Total other short-term investments (cost: $14,815,725)			14,815,725

Shares
Investment Companies (.3%)
129,283	Federated Money Market Obligation Trust Prime Obligation Fund, current rate 0.120%			129,283
300,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.030%			300,000
	Total investment companies (cost: $429,283)			429,283
	Total investments in securities (cost: $122,776,848) (h)			$122,776,848
	Liabilities in excess of cash and other assets (.1%)			(82,653)
	Total net assets (100%)			$122,694,195

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.
(b)	The Portfolio held 2.9% of net assets in foreign securities at September 30, 2009.
(c)	Variable rate security.
(d)

Represents ownership in an illiquid security. (See note 3 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at September 30, 2009, which includes cost and acquisition date, is as follows:

	Acquisition
Security:	Date	Acquisition Cost
Ally Auto Receivables Trust – 144A Issue*	09/02/09	$2,025,000
Bank of America Auto Trust – 144A Issue*	Various	2,315,000
Ford Credit Auto Owner Trust - 144A Issue*	09/02/09	1,065,000
		$5,405,000

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
(e)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 16.0% of the Portfolio’s net assets as of September 30, 2009.

(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)	This security is being fair-valued according to procedures approved by the Board of Directors.
(h)	Also represents the cost of securities for federal income tax purposes at September 30, 2009.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

September 30, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (87.4%)
Government Obligations (65.3%)
U.S. Government and Agency Obligations (65.3%)
Federal Home Loan Mortgage Corporation (FHLMC) (8.2%)
$45,000	(g)	4.500%	10/01/39	$45,520
706,051		5.000%	08/01/35	732,116
1,026,388		5.000%	11/01/35	1,064,279
1,140,000	(g)	5.000%	10/01/38	1,177,763
539,273	(k)	5.500%	06/01/20	572,767
510,453		5.500%	10/01/20	542,157
516,948		5.500%	05/01/34	549,429
322,391	(k)	5.500%	05/01/34	342,649
650,839		6.000%	09/01/22	693,565
1,115,742	(k)	6.000%	11/01/33	1,186,591
1,745,000	(g)	6.000%	10/01/37	1,841,520
549,994		6.250%	12/15/23	586,087
285,793		6.500%	11/01/32	307,329
				9,641,772
Federal National Mortgage Association (FNMA) (49.8%)
451,458		4.500%	11/01/23	466,385
400,000	(h)	4.750%	12/15/10	420,144
781,493		5.000%	05/01/18	833,618
479,283	(k)	5.000%	10/01/20	506,804
2,565,000	(g)	5.000%	10/01/33	2,649,163
2,018,933	(k)	5.000%	11/01/33	2,095,989
3,957,725		5.000%	03/01/34	4,105,068
498,467		5.000%	05/01/34	517,025
476,632		5.000%	12/01/34	494,824
519,356		5.000%	07/01/35	538,691
480,735		5.500%	01/01/17	514,048
505,681		5.500%	02/01/18	544,307
1,120,419	(k)	5.500%	03/01/18	1,200,511
724,152		5.500%	02/01/24	768,795
1,703,139	(k)	5.500%	04/01/33	1,803,952
610,309		5.500%	05/01/33	644,497
163,806		5.500%	01/01/34	172,338
165,513	(k)	5.500%	01/01/34	174,134
287,742		5.500%	02/01/34	302,729
2,735,813		5.500%	03/01/34	2,907,743

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$1,308,228		5.500%	04/01/34	$1,374,730
2,087,412	(k)	5.500%	04/01/34	2,218,582
192,660		5.500%	05/01/34	202,454
897,699		5.500%	09/01/34	951,183
735,511		5.500%	10/01/34	772,899
5,268,000	(g)	5.500%	10/01/34	5,510,001
939,935		5.500%	01/01/35	987,716
1,079,191		5.500%	02/01/35	1,138,330
711,009		5.500%	08/01/35	748,263
243,586		5.500%	10/01/35	258,427
196,847		5.500%	05/01/38	206,208
126,609		6.000%	09/01/32	136,051
1,506,691		6.000%	10/01/32	1,621,244
1,095,072		6.000%	11/01/32	1,176,414
1,245,531		6.000%	03/01/33	1,340,972
454,498		6.000%	04/01/33	483,642
411,159		6.000%	12/01/33	437,524
501,690		6.000%	08/01/34	533,077
306,450		6.000%	09/01/34	325,622
2,255,000	(g)	6.000%	10/01/34	2,379,025
115,267		6.000%	11/01/34	122,478
1,546,481		6.000%	12/01/34	1,643,233
293,895		6.000%	11/01/36	310,996
480,211		6.000%	07/01/37	507,703
859,632		6.000%	09/01/37	908,846
487,342		6.000%	12/01/37	515,242
766,869		6.000%	07/01/38	810,130
785,423		6.000%	12/01/38	830,389
1,003,766		6.500%	02/01/32	1,092,626
376,642		6.500%	04/01/32	406,890
167,879		6.500%	05/01/32	182,662
1,286,401		6.500%	07/01/32	1,400,420
30,748		6.500%	09/01/32	33,180
85,900		6.500%	09/01/34	92,346
66,037		6.500%	11/01/34	70,993
710,184		6.500%	03/01/35	766,362
326,556		6.500%	02/01/36	350,142

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations–continued
$555,073		6.500%	06/01/36	$594,558
170,000	(g)	6.500%	10/01/36	181,688
233,546		6.500%	08/01/37	250,159
1,357,935	(k)	6.500%	09/01/37	1,453,684
531,167		7.000%	09/01/31	588,182
57,724		7.000%	11/01/31	63,871
343,294		7.000%	02/01/32	381,231
61,013	(k)	7.000%	07/01/32	67,369
183,776		7.000%	10/01/37	200,749
197,263	(k)	7.000%	10/01/37	215,481
133,323		7.500%	04/01/31	149,940
				58,654,679
Government National Mortgage Association (GNMA) (7.2%)
19,764,977	(c) (f)	0.100%	03/16/42	75,042
17,153,506	(c) (f)	0.876%	06/17/45	646,100
5,616,056	(c) (f)	0.724%	07/16/40	152,876
8,490,778	(c) (f)	0.825%	03/16/34	238,081
712,408	(k)	5.000%	05/15/33	742,619
1,000,000	(g)	5.000%	10/01/34	1,034,688
1,498,071		5.500%	12/15/34	1,581,167
2,460,000	(g)	5.500%	10/01/35	2,580,692
805,414		5.500%	07/15/38	846,691
606,748		5.500%	10/15/38	637,844
				8,535,800
Vendee Mortgage Trust (.1%)
117,209	Vendee Mortgage Trust	7.793%	02/15/25	127,575
	Total U.S. government and agency obligations (cost: $75,390,985)			76,959,826

Asset-Backed Securities (8.4%)
352,093	ABFS Mortgage Loan Trust (j)	7.490%	12/25/31	143,956
853,384	ABFS Mortgage Loan Trust (d) (j) (k)	7.923%	12/15/33	152,961
140,341	Associates Manufactured Housing Pass-Through Certificates (c)	7.900%	03/15/27	140,245
283,630	BankAmerica Manufactured Housing Contract Trust (c)	7.015%	01/10/28	277,780
2,591,154	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	2,581,940
625,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	8.300%	02/18/14	608,942
350,000	Centex Home Equity (j)	5.048%	06/25/35	300,728
65,431.00	Conseco Financial Corporation (c)	7.950%	08/15/25	65,349.00
196,210	Conseco Financial Corporation	8.300%	11/15/19	191,775
229,058	Conseco Financial Corporation (k)	8.400%	06/15/19	228,776
1,080,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (d) (l)	4.800%	12/15/35	772,538

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Asset-Backed Securities—continued
$1,338,586	Countrywide Asset-Backed Certificates (j)	6.518%	01/25/29	$365,489
544,707	Credit-Based Asset Servicing and Securitization, LLC (j)	5.109%	05/25/35	527,099
866,426	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (j)	5.970%	10/25/36	863,752
875,000	Flagstar Home Equity Loan Trust - 144A Issue (e) (j)	5.997%	01/25/35	162,610
220,000	Ford Credit Auto Owner Trust - 144A Issue (d)	7.050%	12/15/13	217,795
485,000	GE Capital Credit Card Master Note Trust (c)	0.413%	03/15/13	479,278
244,402	Lehman XS Trust (j)	5.690%	12/25/35	142,835
110,067	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	108,308
102,104	Oakwood Mortgage Investors, Inc. (d)	8.100%	08/15/26	100,061
500,000	Origen Manufactured Housing	4.750%	08/15/21	484,257
260,000	Origen Manufactured Housing	5.605%	05/15/22	249,136
500,000	Origen Manufactured Housing	5.910%	01/15/37	441,914
471,257	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	101,313
377,283	Residential Asset Mortgage Products, Inc. (j)	5.597%	12/25/33	177,694
9,183	Residential Funding Mortgage Securities II, Inc. (j)	5.090%	07/25/33	8,886
	Total asset-backed securities (cost: $13,798,389)			9,895,417

Other Mortgage-Backed Securities (7.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.6%)
1,657,069	Banc of America Alternative Loan Trust (c)	5.569%	09/25/35	163,744
766,885	Banc of America Alternative Loan Trust (c)	5.663%	11/25/35	38,070
1,112,835	Banc of America Alternative Loan Trust (c)	5.802%	01/25/36	102,968
1,008,719	Banc of America Alternative Loan Trust (c)	6.219%	05/25/46	105,997
1,316,185	Banc of America Funding Corporation (k)	6.500%	07/20/32	1,021,421
10,000	Banco Hipotecario Nacional - 144A Issue (b) (c) (d) (i) (l)	1.696%	03/25/11	50
425	Banco Hipotecario Nacional - 144A Issue (b) (d) (i) (l)	7.540%	05/31/17	2
50,980	Banco Hipotecario Nacional - 144A Issue (b) (d) (i) (l)	7.916%	07/25/09	255
445,593	Bear Stearns Mortgage Securities, Inc. (l)	8.000%	11/25/29	404,863
941,204	BlackRock Capital Finance, LP - 144A Issue (e) (l)	7.750%	09/25/26	282,361
144,450	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	144,358
358,721	CitiMortgage Alternative Loan Trust (c) (d) (l)	6.236%	07/25/37	—
665,087	First Horizon Asset Securities, Inc. (c)	5.968%	08/25/37	46,857
636,897	Global Mortgage Securitization, Ltd. (b)	5.250%	04/25/32	374,516
466,564.00	Global Mortgage Securitization, Ltd. (b) (c)	5.403%	04/25/32	171,919
1,541,250	Global Mortgage Securitization, Ltd. - 144A Issue (b) (d)	5.250%	11/25/32	1,149,502
1,125,000	JPMorgan Alternative Loan Trust (c)	5.950%	11/25/36	615,635
388,542	JPMorgan Mortgage Trust (c)	4.438%	11/25/33	213,913
976,543	JPMorgan Mortgage Trust (c)	4.684%	07/25/35	75,602
1,375,668	JPMorgan Mortgage Trust (c)	5.673%	09/25/35	264,834
937,656	JPMorgan Mortgage Trust	6.187%	08/25/36	49,286
183,330	Morgan Stanley Dean Witter Capital I (c)	6.490%	04/25/17	136,678

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Other Mortgage-Backed Securities–continued
$112,330	Prudential Home Mortgage Securities - 144A Issue (e)	7.900%	04/28/22	$91,633
13,897	Prudential Home Mortgage Securities - 144A Issue (c) (e)	7.976%	09/28/24	9,365
766,325	RESI Finance, LP - 144A Issue (b) (c) (d) (l)	1.649%	09/10/35	435,009
1,330,890	Residential Accredit Loans, Inc.	5.750%	06/25/33	815,622
102,821	Residential Accredit Loans, Inc. - 144A Issue (e)	6.250%	03/25/14	81,531
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	186,941
41,416	Structured Asset Mortgage Investments, Inc. (c)	5.382%	04/30/30	29,046
800,043	Structured Asset Securities Corporation	5.250%	08/25/33	492,178
1,265,694	Structured Asset Securities Corporation (j)	5.630%	05/25/34	528,847
1,982,750	Structured Asset Securities Corporation (j)	6.000%	06/25/34	751,812
101,480	Structured Asset Securities Corporation (j)	6.290%	11/25/32	31,744
1,040,000	Wells Fargo Alternative Loan Trust	6.000%	07/25/37	99,065
498,066	Wells Fargo Alternative Loan Trust (c) (d)	6.048%	07/25/37	5,376
991,535	Wells Fargo Alternative Loan Trust (c)	6.061%	07/25/37	48,809
				8,969,809
Commercial Mortgage-Backed Securities (6.1%)
1,242,582	Asset Securitization Corporation (c) (f)	8.621%	08/13/29	201,308
824,853	Asset Securitization Corporation (d) (f)	2.433%	08/13/27	133,084
7,006,355	Asset Securitization Corporation - 144A Issue (c) (e) (f)	1.483%	10/13/26	165,549
725,000	Bear Stearns Commercial Mortgage Securities, Inc.	6.500%	02/15/32	479,669
450,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (e)	5.570%	02/05/19	241,170
2,726,000	FFCA Secured Lending Corporation - 144A Issue (c) (d) (k)	1.344%	02/18/22	2,191,370
1,290,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	1.594%	02/18/22	988,032
185,762	GMAC Commercial Mortgage Securities, Inc.	4.471%	05/10/43	186,844
93,472	GMAC Commercial Mortgage Securities, Inc. (d) (l)	5.940%	07/01/13	74,778
1,226,018	Hometown Commercial Mortgage - 144A Issue (d)	5.506%	11/11/38	587,976
409,107	JPMorgan Chase Commercial Mortgage Securities Corporation	4.625%	03/15/46	407,617.00
300,000	LB-UBS Commercial Mortgage Trust - 144A Issue (c) (e)	4.846%	02/15/37	130,493
515,000	LB-UBS Commercial Mortgage Trust - 144A Issue (e)	6.647%	07/14/16	533,217
604,173	Morgan Stanley Capital I	4.690%	06/13/41	611,151
9,624,162	Multi Security Asset Trust - 144A Issue (c) (d) (f)	1.130%	11/28/35	132,621
990,000	Multi Security Asset Trust - 144A Issue (c) (d)	5.880%	11/28/35	62,700
				7,127,579
	Total other mortgage-backed securities (cost: $37,903,551)			16,097,388
	Total long-term debt securities (cost: $127,092,925)			102,952,631

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Short-Term Securities (27.0%)
Investment Companies (27.0%)
7,255,367	Dreyfus Treasury Cash Management Fund, current rate 0.000%	$7,255,367
8,500,000	Federated Government Obligations Fund, current rate 0.120%	8,500,000
7,500,000	JPMorgan U.S. Government Money Market Fund, current rate 0.090%	7,500,000
8,560,443	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.030%	8,560,443
	Total short-term securities (cost: $31,815,810)	31,815,810
	Total investments in securities (cost: $158,908,735)(m)	$134,768,441
	Liabilities in excess of cash and other assets (-14.4%)	(16,984,834)
	Total net assets (100%)	$117,783,607

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.

(b)         The Portfolio held 1.8% of net assets in foreign securities at September 30, 2009.

(c)          Variable rate security.

(d)         Represents ownership in an illiquid security.  (See note 3 of the Notes to Investments in Securities.)  Information concerning the illiquid securities held at  September 30, 2009, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost

ABFS Mortgage Loan Trust	04/20/05	$873,119
Asset Securitization †	Various	78,546
Banco Hipotecario Nacional - 144A Issue*	05/18/00	375
Banco Hipotecario Nacional - 144A Issue*	09/06/02	1,078
Banco Hipotecario Nacional - 144A Issue*	Various	61,062
CitiMortgage Alternative Loan Trust	07/30/07	241,226
Countryplace Manufactured Housing Contract - 144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation - 144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation - 144A Issue*	05/19/03	1,086,220
Ford Credit Auto Owner Trust - 144A Issue*	06/19/07	219,960
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	1,528,209
GMAC Commercial Mortgage †	Various	89,078
Hometown Commercial Mortgage - 144A Issue*	11/28/06	1,238,259
Multi Security Asset Trust - 144A Issue*	02/24/05	390,991
Multi Security Asset Trust - 144A Issue*	02/24/05	976,198
Oakwood Mortgage Investors, Inc.†	Various	106,519
RESI Finance, LP - 144A Issue*	06/01/06	779,975
Wells Fargo Alternative Loan Trust	06/26/07	473,474
		$11,608,551

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(g)	At September 30, 2009 the total cost of investments issued on a when-issued or forward commitment basis is $17,297,273.

See accompanying notes to investments in securities.

(h)         Fully or partially pledged as initial margin deposit on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2009, securities with an aggregate market value of $420,144 have been segregated to cover margin requirements for the following open futures contracts

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
U.S. 5-Year Treasury Notes	December 2009	9	Short	$12,268
		9		$12,268

(i)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(j)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(k)	Security pledged as collateral for when-issued purchase commitments outstanding as of September 30, 2009.
(l)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(m)

At September 30, 2009 the cost of securities for federal income tax purposes was $158,914,807. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$2,749,767
	Gross unrealized depreciation	(26,896,133)
	Net unrealized depreciation	$(24,146,366)

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

September 30, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (97.9%)
Basic Materials (3.2%)
Chemicals (1.5%)
9,107	Air Products and
	Chemicals, Inc.	$706,521
3,510	Airgas, Inc.	169,779
2,080	CF Industries Holdings, Inc.	179,358
39,170	E.I. Du Pont de Nemours & Company	1,258,924
3,208	Eastman Chemical Company	171,756
10,266	Ecolab, Inc.	474,597
3,110	FMC Corporation	174,938
3,377	International Flavors & Fragrances, Inc.	128,090
7,149	PPG Industries, Inc.	416,143
13,299	Praxair, Inc.	1,086,395
5,281	Sigma-Aldrich Corporation	285,068
49,574	The Dow Chemical Company	1,292,394
		6,343,963
Construction (.1%)
5,393	Vulcan Materials Company	291,599

Containers - Metal/Glass (.1%)
7,299	Owens-Illinois, Inc. (b)	269,333

Iron and Steel (.3%)
4,705	AK Steel Holding Corporation	92,830
4,250	Allegheny Technologies, Inc.	148,708
13,641	Nucor Corporation	641,263
6,213	United States Steel Corporation	275,671
		1,158,472
Mining (.7%)
42,237	Alcoa, Inc.	554,149
17,851	Freeport-McMoRan Copper & Gold, Inc.	1,224,757
21,241	Newmont Mining Corporation	935,029
3,618	Titanium Metals Corporation	34,697
		2,748,632
Paper and Forest (.6%)
4,650	Bemis Company, Inc.	120,482
18,759	International Paper Company	417,013
17,968	Kimberly-Clark Corporation	1,059,753
7,417	MeadWestvaco Corporation	165,473
7,058	Plum Creek Timber Company, Inc.	216,257
9,162	Weyerhaeuser Company	335,787
		2,314,765
Capital Goods (7.4%)
Aerospace/Defense (2.2%)
16,693	General Dynamics Corporation	1,078,368
5,375	Goodrich Corporation	292,078
5,045	L-3 Communications Holdings, Inc.	405,214
13,996	Lockheed Martin Corporation	1,092,808
13,790	Northrop Grumman Corporation	713,632
16,880	Raytheon Company	809,734
6,834	Rockwell Collins, Inc.	347,167
31,490	The Boeing Company	1,705,183
40,803	United Technologies Corporation	2,486,127
		8,930,311
Containers - Metal/Glass (.1%)
4,048	Ball Corporation	199,162

Electrical Equipment (2.2%)
32,580	Emerson Electric Company	1,305,807
460,658	General Electric Company	7,564,004
5,891	Molex, Inc.	123,004
		8,992,815
Engineering/Construction (.5%)
26,932	Caterpillar, Inc.	1,382,420
7,797	Fluor Corporation	396,477
5,410	Jacobs Engineering Group, Inc. (b)	248,590
8,510	Quanta Services, Inc. (b)	188,326
		2,215,813
Machinery (.2%)
18,334	Deere & Company	786,895
2,473	Flowserve Corporation	243,690
		1,030,585

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
Manufacturing (1.8%)
30,271	3M Company	$2,234,000
8,748	Cummins, Inc.	391,998
11,276	Danaher Corporation	759,100
8,069	Dover Corporation	312,754
7,179	Eaton Corporation	406,260
32,600	Honeywell International, Inc.	1,211,090
16,694	Illinois Tool Works, Inc.	713,001
7,907	ITT Corporation	412,350
6,756	Leggett & Platt, Inc.	131,066
5,095	Pall Corporation	164,466
6,958	Parker Hannifin Corporation	360,703
6,879	Sealed Air Corporation	135,035
11,714	Textron, Inc.	222,332
		7,454,155
Metal Fabrication (.1%)
6,079	Precision Castparts Corporation	619,268

Waste Management (.3%)
13,972	Republic Services, Inc.	371,236
3,672	Stericycle, Inc. (b)	177,908
21,357	Waste Management, Inc.	636,866
		1,186,010
Communication Services (5.4%)
Broadcasting (.7%)
29,378	CBS Corporation - Class B	354,005
124,401	Comcast Corporation - Class A (c)	2,101,133
19,487	The DIRECTV Group, Inc. (b)	537,451
		2,992,589
Computer Services & Software (.1%)
8,150	Red Hat, Inc. (b)	225,266
8,360	VeriSign, Inc. (b)	198,048
		423,314
Publishing (.1%)
3,867	Scripps Networks Interactive, Inc. - Class A	142,886

Service (.1%)
4,705	Salesforce.com, Inc. (b)	267,856

Telecommunication (1.5%)
17,107	American Tower Corporation - Class A (b)	622,695
3,927	Ciena Corporation (b)	63,931
67,389	Corning, Inc.	1,031,726
5,682	Harris Corporation	213,643
9,406	JDS Uniphase Corporation (b)	66,877
11,296	MetroPCS Communications, Inc. (b)	105,730
99,500	Motorola, Inc.	854,705
72,059	QUALCOMM, Inc.	3,241,214
17,173	Tellabs, Inc. (b)	118,837
		6,319,358
Telephone (2.9%)
255,756	AT&T, Inc.	6,907,969
12,886	CenturyTel, Inc.	432,970
13,540	Frontier Communications Corporation	102,091
64,262	Qwest Communications International, Inc.	244,838
124,663	Sprint Nextel Corporation (b)	492,419
123,136	Verizon Communications, Inc.	3,727,327
18,930	Windstream Corporation	191,761
		12,099,375
Consumer Cyclical (8.6%)
Auto (.4%)
139,638	Ford Motor Company (b)	1,006,790
25,812	Johnson Controls, Inc.	659,755
10,485	The Goodyear Tire & Rubber Company (b)	178,559
		1,845,104
Building Materials (.1%)
15,570	Masco Corporation	201,164

Distribution Durables (.2%)
5,762	Fastenal Company	222,989
6,915	Genuine Parts Company	263,185
2,695	WW Grainger, Inc.	240,825
		726,999
Entertainment (.1%)
12,844	International Game Technology	275,889
2,958	Wynn Resorts, Ltd. (b)	209,693
		485,582

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
Hardware and Tools (.1%)
2,641	Black & Decker Corporation	$122,252
2,538	Snap-On, Inc.	88,221
3,478	The Stanley Works	148,476
		358,949
Home Builders (.1%)
11,958	DR Horton, Inc.	136,441
3,146	KB Home	52,255
6,684	Lennar Corporation	95,247
13,701	Pulte Homes, Inc.	150,574
		434,517
Houseware (.1%)
3,221	Whirlpool Corporation	225,341

Leisure (.3%)
18,994	Carnival Corporation	632,120
10,168	Harley-Davidson, Inc.	233,864
5,456	Hasbro, Inc.	151,404
15,604	Mattel, Inc.	288,050
		1,305,438
Lodging - Hotel (.2%)
10,896	Marriott International, Inc. - Class A	300,621
8,099	Starwood Hotels & Resorts Worldwide, Inc.	267,510
7,742	Wyndham Worldwide Corporation	126,349
		694,480
Photography/Imagery (—)
11,626	Eastman Kodak Company	55,572

Publishing (.4%)
10,164	Gannett Company, Inc.	127,152
1,556	Meredith Corporation	46,587
97,461	News Corporation - Class A	1,168,557
13,646	The McGraw-Hill Companies, Inc.	343,061
5,010	The New York Times Company - Class A	40,681
280	The Washington Post Company - Class B	131,062
		1,857,100
Retail (5.7%)
3,834	Abercrombie & Fitch Company - Class A	126,062
14,413	Amazon.com, Inc. (b)	1,345,598
4,090	AutoNation, Inc. (b)	73,947
1,398	AutoZone, Inc. (b)	204,416
11,353	Bed Bath & Beyond, Inc. (b)	426,192
14,800	Best Buy Company, Inc.	555,296
3,553	Big Lots, Inc. (b)	88,896
18,852	Costco Wholesale Corporation	1,064,384
62,562	CVS Caremark Corporation	2,235,966
6,034	Family Dollar Stores, Inc.	159,298
7,138	GameStop Corporation - Class A (b)	188,943
73,890	Home Depot, Inc.	1,968,430
10,224	JC Penney Company, Inc.	345,060
13,247	Kohl’s Corporation (b)	755,741
11,574	Limited Brands, Inc.	196,642
64,050	Lowe’s Companies, Inc.	1,341,207
18,229	Macy’s, Inc.	333,408
16,852	NIKE, Inc. - Class B	1,090,324
7,147	Nordstrom, Inc.	218,269
11,909	Office Depot, Inc. (b)	78,838
5,960	O’Reilly Automotive, Inc. (b)	215,394
2,518	Polo Ralph Lauren Corporation	192,929
5,350	RadioShack Corporation	88,650
2,163	Sears Holding Corporation (b)	141,266
31,312	Staples, Inc.	727,065
32,592	Target Corporation	1,521,395
20,872	The Gap, Inc.	446,661
4,234	The Sherwin-Williams Company	254,717
5,380	Tiffany & Company	207,291
18,373	TJX Companies, Inc.	682,557
43,018	Walgreen Company	1,611,884
93,625	Wal-Mart Stores, Inc.	4,596,051
		23,482,777

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
Service (.6%)
5,280	Convergys Corporation (b)	$52,483
48,665	eBay, Inc. (b)	1,148,981
9,128	Expedia, Inc. (b)	218,616
21,070	Interpublic Group of Companies, Inc. (b)	158,446
5,457	Monster Worldwide, Inc. (b)	95,388
13,471	Omnicom Group, Inc.	497,619
6,583	Robert Half International, Inc.	164,707
		2,336,240
Textiles (.2%)
5,692	Cintas Corporation	172,525
13,788	Coach, Inc.	453,901
3,883	VF Corporation	281,246
		907,672
Trucks and Parts (.1%)
15,749	PACCAR, Inc.	593,895

Consumer Staples (11.3%)
Agriculture Products (.6%)
27,831	Archer-Daniels-Midland Company	813,222
23,665	Monsanto Company	1,831,671
		2,644,893
Beverage (2.6%)
4,816	Brown-Forman Corporation Class B	232,227
13,748	Coca-Cola Enterprises, Inc.	294,345
8,611	Constellation Brands, Inc. - Class A (b)	130,457
11,011	Dr Pepper Snapple Group, Inc. (b)	316,566
6,797	Molson Coors Brewing Company - Class B	330,878
6,244	Pepsi Bottling Group, Inc.	227,531
67,531	PepsiCo, Inc.	3,961,368
100,458	The Coca-Cola Company	5,394,595
		10,887,967
Entertainment (.7%)
80,566	The Walt Disney Company	2,212,343
26,307	Viacom, Inc. - Class B (b)	737,648
		2,949,991
Food (1.6%)
8,352	Campbell Soup Company	272,442
19,164	ConAgra Foods, Inc.	415,476
7,723	Dean Foods Company (b)	137,392
14,106	General Mills, Inc.	908,144
13,663	HJ Heinz Company	543,104
3,030	Hormel Foods Corporation	107,626
11,149	Kellogg Company	548,865
63,937	Kraft Foods, Inc. - Class A	1,679,625
5,603	McCormick & Company, Inc.	190,166
30,155	Sara Lee Corporation	335,927
25,619	Sysco Corporation	636,632
7,189	The Hershey Company	279,365
5,211	The JM Smucker Company	276,235
13,170	Tyson Foods, Inc. - Class A	166,337
		6,497,336
Household Products (.3%)
4,886	Avery Dennison Corporation	175,945
6,021	Clorox Company	354,155
6,501	Fortune Brands, Inc.	279,413
12,037	Newell Rubbermaid, Inc.	188,861
5,720	Pactiv Corporation (b)	149,006
		1,147,380
Personal Care (2.4%)
18,508	Avon Products, Inc.	628,532
21,606	Colgate-Palmolive Company	1,648,106
5,096	The Estee Lauder Companies, Inc. - Class A	188,960
126,530	The Procter & Gamble Company	7,328,617
		9,794,215
Restaurants (1.0%)
6,059	Darden Restaurants, Inc.	206,794
47,309	McDonald’s Corporation	2,699,924
31,952	Starbucks Corporation (b)	659,809
20,225	Yum! Brands, Inc.	682,796
		4,249,323
Retail (.3%)
18,054	Safeway, Inc.	356,025
9,164	Supervalu, Inc.	138,010
28,239	The Kroger Company	582,853
6,089	Whole Foods Market, Inc. (b)	185,653
		1,262,541

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples—continued
Service (.2%)
5,530	Apollo Group, Inc. - Class A (b)	$407,395
2,726	DeVry, Inc.	150,802
8,875	RR Donnelley & Sons Company	188,683
		746,880
Tobacco (1.6%)
89,790	Altria Group, Inc.	1,599,160
7,159	Lorillard, Inc.	531,914
83,856	Philip Morris International, Inc.	4,087,141
7,325	Reynolds American, Inc.	326,109
		6,544,324
Energy (11.6%)
Mining (.2%)
7,833	Consol Energy, Inc.	353,347
3,693	Massey Energy Company	102,998
11,602	Peabody Energy Corporation	431,826
		888,171
Oil & Gas (9.2%)
21,264	Anadarko Petroleum Corporation	1,333,891
14,554	Apache Corporation	1,336,494
4,523	Cabot Oil & Gas Corporation - Class A	161,697
27,814	Chesapeake Energy Corporation	789,918
86,936	Chevron Corporation	6,122,903
64,282	ConocoPhillips	2,902,975
10,800	Denbury Resources, Inc. (b)	163,404
19,238	Devon Energy Corporation	1,295,295
6,160	ENSCO International, Inc.	262,046
10,921	EOG Resources, Inc.	912,013
208,324	Exxon Mobil Corporation	14,293,107
12,649	Hess Corporation	676,216
30,679	Marathon Oil Corporation	978,660
8,272	Murphy Oil Corporation	476,219
12,312	Nabors Industries, Ltd. (b)	257,321
7,517	Noble Energy, Inc.	495,821
35,146	Occidental Petroleum Corporation	2,755,446
5,000	Pioneer Natural Resources Company	181,450
6,817	Range Resources Corporation	336,487
4,864	Rowan Companies, Inc.	112,212
14,933	Southwestern Energy Company (b)	637,340
5,020	Sunoco, Inc.	142,819
24,394	Valero Energy Corporation	473,000
25,151	XTO Energy, Inc.	1,039,239
		38,135,973
Oil & Gas Services (1.7%)
13,433	Baker Hughes, Inc.	573,052
12,663	BJ Services Company	246,042
9,493	Cameron International Corporation (b)	359,025
3,013	Diamond Offshore Drilling, Inc.	287,802
5,308	FMC Technologies, Inc. (b)	277,290
39,088	Halliburton Company	1,060,067
18,128	National Oilwell Varco, Inc. (b)	781,860
51,924	Schlumberger, Ltd.	3,094,670
9,560	Smith International, Inc.	274,372
6,040	Tesoro Corporation	90,479
		7,044,659
Pipelines (.5%)
21,976	Dynegy, Inc. - Class A (b)	56,039
30,395	El Paso Corporation	313,677
5,674	EQT Corporation	241,712
7,552	Questar Corporation	283,653
27,999	Spectra Energy Corporation	530,301
25,270	The Williams Companies, Inc.	451,575
		1,876,957
Financial (15.5%)
Banks (5.3%)
375,034	Bank of America Corporation	6,345,575
29,546	BB&T Corporation	804,833
6,548	Comerica, Inc.	194,279
34,475	Fifth Third Bancorp	349,232
9,477	First Horizon National Corporation (b)	125,377

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
20,446	Hudson City Bancorp, Inc.	$268,865
28,792	Huntington Bancshares, Inc.	135,610
38,083	KeyCorp	247,539
3,618	M&T Bank Corporation	225,474
15,957	Marshall & Ilsley Corporation	128,773
10,465	Northern Trust Corporation	608,644
15,101	People’s United Financial, Inc.	234,971
20,001	PNC Financial Services Group, Inc.	971,849
51,506	Regions Financial Corporation	319,852
21,436	State Street Corporation	1,127,534
21,623	SunTrust Banks, Inc.	487,599
52,141	The Bank of New York Mellon Corporation	1,511,568
82,881	U.S. Bancorp	1,811,779
202,507	Wells Fargo & Company	5,706,647
5,395	Zions Bancorporation	96,948
		21,702,948
Commercial Services (.3%)
5,464	Equifax, Inc.	159,221
14,535	H&R Block, Inc.	267,153
8,425	Moody’s Corporation	172,376
13,926	Paychex, Inc.	404,550
8,524	Total Systems Services, Inc.	137,322
		1,140,622
Consumer Finance (.2%)
4,160	Mastercard, Inc. - Class A	840,944

Finance - Diversified (1.4%)
51,550	American Express Company	1,747,545
11,054	Ameriprise Financial, Inc.	401,592
19,722	Capital One Financial Corporation	704,667
2,880	CME Group, Inc.	887,587
23,222	Discover Financial Services	376,893
3,783	Federated Investors, Inc. — Class B	99,758
3,240	IntercontinentalExchange, Inc. (b)	314,895
7,821	Janus Capital Group, Inc.	110,902
8,240	Leucadia National Corporation (b)	203,693
20,270	SLM Corporation (b)	176,754
6,152	The Nasdaq OMX Group, Inc. (b)	129,500
30,411	The Western Union Company	575,376
		5,729,162
Insurance (2.7%)
20,267	Aflac, Inc.	866,212
5,834	American International Group, Inc. (b)	257,338
11,898	AON Corporation	484,130
5,074	Assurant, Inc.	162,672
15,168	Chubb Corporation	764,619
11,821	CIGNA Corporation	332,052
7,050	Cincinnati Financial Corporation	183,229
20,859	Genworth Financial, Inc. - Class A	249,265
16,657	Hartford Financial Services Group, Inc.	441,410
13,075	Lincoln National Corporation	338,773
15,768	Loews Corporation	540,054
22,707	Marsh & McLennan Companies, Inc.	561,544
6,852	MBIA, Inc. (b)	53,171
35,487	MetLife, Inc.	1,350,990
13,825	Principal Financial Group, Inc.	378,667
20,071	Prudential Financial, Inc.	1,001,744
23,251	The Allstate Corporation	711,946
29,416	The Progressive Corporation (b)	487,717
24,603	The Travelers Companies, Inc.	1,211,206
3,613	Torchmark Corporation	156,913
14,366	Unum Group	308,007
14,832	XL Capital, Ltd.	258,967
		11,100,626

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Investment Bankers/Brokers (4.5%)
565,342	Citigroup, Inc.	$2,736,255
40,182	E*Trade Financial Corporation (b)	70,319
6,490	Franklin Resources, Inc.	652,894
18,035	Invesco, Ltd.	410,477
170,472	JPMorgan Chase & Company	7,470,085
7,039	Legg Mason, Inc.	218,420
58,918	Morgan Stanley	1,819,388
11,103	T Rowe Price Group, Inc.	507,407
41,263	The Charles Schwab Corporation	790,187
22,224	The Goldman Sachs Group, Inc.	4,096,994
		18,772,426
Real Estate (—)
10,349	CB Richard Ellis Group, Inc. - Class A (b)	121,497

Real Estate Investment Trust - Apartments (.2%)
5,040	Apartment Investment & Management Company - Class A	74,340
3,458	AvalonBay Communities, Inc.	251,501
11,876	Equity Residential	364,593
		690,434
Real Estate Investment Trust - Diversified (.1%)
6,768	Vornado Realty Trust	435,927

Real Estate Investment Trust - Health Care (.2%)
12,710	HCP, Inc.	365,285
5,150	Health Care REIT, Inc.	214,343
6,752	Ventas, Inc.	259,952
		839,580
Real Estate Investment Trust - Hotels (.1%)
26,178	Host Hotels & Resorts, Inc.	308,115

Real Estate Investment Trust - Office Property (.1%)
6,008	Boston Properties, Inc.	393,824

Real Estate Investment Trust - Regional Mall (.2%)
12,357	Simon Property Group, Inc.	857,946

Real Estate Investment Trust - Self Storage (.1%)
5,879	Public Storage, Inc.	442,336

Real Estate Investment Trust - Shopping Centers (—)
16,314	Kimco Realty Corporation	212,735

Real Estate Investment Trust - Warehouse/Industrial (—)
19,194	ProLogis	228,792

Special Services (.1%)
11,270	NYSE Euronext	325,590

Health Care (12.4%)
Biotechnology (1.4%)
44,020	Amgen, Inc. (b)	2,651,325
12,522	Biogen Idec, Inc. (b)	632,611
19,881	Celgene Corporation (b)	1,111,348
11,718	Genzyme Corporation (b)	664,762
7,638	Life Technologies Corporation (b)	355,549
2,425	Millipore Corporation (b)	170,550
		5,586,145
Drugs (6.3%)
67,013	Abbott Laboratories	3,315,133
13,330	Allergan, Inc.	756,611
12,885	AmerisourceBergen Corporation	288,366
85,870	Bristol-Myers Squibb Company	1,933,792
15,592	Cardinal Health, Inc.	417,866
7,803	CareFusion Corporation (b)	170,106
3,263	Cephalon, Inc. (b)	190,037
43,831	Eli Lilly & Company	1,447,738
11,886	Express Scripts, Inc. (b)	922,116
13,077	Forest Laboratories, Inc. (b)	384,987
39,198	Gilead Sciences, Inc. (b)	1,825,843
6,983	Hospira, Inc. (b)	311,442
10,756	King Pharmaceuticals, Inc. (b)	115,842
20,536	Medco Health Solutions, Inc. (b)	1,135,846
91,416	Merck & Company, Inc.	2,891,488
13,235	Mylan, Inc. (b)	211,892
292,565	Pfizer, Inc.	4,841,951
70,829	Schering-Plough Corporation	2,000,919
4,583	Watson Pharmaceuticals, Inc. (b)	167,921
57,873	Wyeth	2,811,470
		26,141,366

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Health Care—continued
Health Care - Diversified (.1%)
4,695	Laboratory Corporation of America Holdings (b)	$308,461

Hospital Management (—)
18,768	Tenet Healthcare Corporation (b)	110,356

Managed Care (.9%)
18,921	Aetna, Inc.	526,571
6,419	Coventry Health Care, Inc. (b)	128,123
7,354	Humana, Inc. (b)	274,304
11,537	McKesson Corporation	687,028
50,389	UnitedHealth Group, Inc.	1,261,741
20,593	WellPoint, Inc. (b)	975,285
		3,853,052
Medical Products/Supplies (3.6%)
26,127	Baxter International, Inc.	1,489,500
10,377	Becton Dickinson & Company	723,796
65,347	Boston Scientific Corporation (b)	692,025
4,232	CR Bard, Inc.	332,678
6,440	DENTSPLY International, Inc.	222,438
1,645	Intuitive Surgical, Inc. (b)	431,401
119,461	Johnson & Johnson	7,273,980
47,978	Medtronic, Inc.	1,765,590
3,993	Patterson Companies, Inc. (b)	108,809
15,084	St. Jude Medical, Inc. (b)	588,427
12,236	Stryker Corporation	555,881
5,442	Varian Medical Systems, Inc. (b)	229,271
9,290	Zimmer Holdings, Inc. (b)	496,551
		14,910,347
Special Services (.1%)
4,555	DaVita, Inc. (b)	257,995
6,764	Quest Diagnostics, Inc.	353,013
		611,008
Technology (17.0%)
Computer Hardware (5.3%)
4,215	Affiliated Computer Services, Inc. - Class A (b)	228,327
38,833	Apple, Inc. (b) (c)	7,198,473
74,600	Dell, Inc. (b)	1,138,396
102,782	Hewlett-Packard Company	4,852,338
56,825	International Business Machines Corporation	6,796,838
3,303	Lexmark International, Inc. - Class A (b)	71,147
8,975	Pitney Bowes, Inc.	223,029
9,842	SanDisk Corporation (b)	213,571
32,657	Sun Microsystems, Inc. (b)	296,852
7,447	Teradata Corporation (b)	204,941
9,730	Western Digital Corporation (b)	355,437
37,673	Xerox Corporation	291,589
		21,870,938
Computer Networking (3.1%)
7,473	Akamai Tehnologies, Inc. (b)	147,069
250,029	Cisco Systems, Inc. (b)	5,885,683
10,430	Google, Inc. - Class A (b)	5,171,716
22,724	Juniper Networks, Inc. (b)	614,002
51,709	Yahoo!, Inc. (b)	920,937
		12,739,407
Computer Peripherals (.4%)
87,652	EMC Corporation Massachusetts (b)	1,493,590

Computer Services & Software (4.8%)
22,758	Adobe Systems, Inc. (b)	751,924
9,908	Autodesk, Inc. (b)	235,810
21,768	Automatic Data Processing, Inc.	855,482
7,976	BMC Software, Inc. (b)	299,339
17,240	CA, Inc.	379,108
7,966	Citrix Systems, Inc. (b)	312,506
12,710	Cognizant Technology Solutions Corporation - Class A (b)	491,369
6,576	Computer Sciences Corporation (b)	346,621
10,296	Compuware Corporation (b)	75,470
14,024	Electronic Arts, Inc. (b)	267,157
8,315	Fidelity National Information Services, Inc.	212,116
7,831	IMS Health, Inc.	120,206
6,820	McAfee, Inc. (b)	298,648
336,050	Microsoft Corporation	8,700,334
14,527	NetApp, Inc. (b)	387,580

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
15,033	Novell, Inc. (b)	$67,799
169,303	Oracle Corporation	3,528,275
35,307	Symantec Corporation (b)	581,506
51,394	Time Warner, Inc.	1,479,119
15,274	Time Warner Cable, Inc. - Class A	658,157
		20,048,526
Electrical Equipment (.1%)
7,993	Jabil Circuit, Inc.	107,186
6,145	Rockwell Automation, Inc.	261,777
		368,963
Electrical Instruments (.5%)
14,960	Agilent Technologies, Inc. (b)	416,337
7,431	Amphenol Corporation - Class A	280,000
6,569	FLIR Systems, Inc. (b)	183,735
2,961	Harman International Industries, Inc.	100,319
5,038	PerkinElmer, Inc.	96,931
17,693	Thermo Fischer Scientific, Inc. (b)	772,653
4,141	Waters Corporation (b)	231,316
		2,081,291
Electronic Components - Semiconductor (2.5%)
24,309	Advanced Micro Devices, Inc. (b)	137,589
12,752	Altera Corporation	261,544
12,638	Analog Devices, Inc.	348,556
57,814	Applied Materials, Inc.	774,708
18,702	Broadcom Corporation - Class A (b)	573,964
242,665	Intel Corporation	4,748,954
7,428	KLA-Tencor Corporation	266,368
9,636	Linear Technology Corporation	266,243
28,259	LSI Corporation (b)	155,142
9,683	MEMC Electronic Materials, Inc. (b)	161,028
7,917	Microchip Technology, Inc.	209,800
36,709	Micron Technology, Inc. (b)	301,014
10,146	National Semiconductor Corporation	144,783
4,163	Novellus Systems, Inc. (b)	87,340
23,746	NVIDIA Corporation (b)	356,902
5,119	QLogic Corporation (b)	88,047
7,491	Teradyne, Inc. (b)	69,292
54,681	Texas Instruments, Inc.	1,295,393
11,964	Xilinx, Inc.	280,197
		10,526,864
Service - Data Processing (.3%)
2,340	Dun & Bradstreet Corporation	176,249
6,692	Fiserv, Inc. (b)	322,554
14,004	Intuit, Inc. (b)	399,114
7,812	Iron Mountain, Inc. (b)	208,268
		1,106,185
Transportation (2.0%)
Air Freight (.9%)
7,299	CH Robinson Worldwide, Inc.	421,517
13,539	FedEx Corporation	1,018,404
43,108	United Parcel Service, Inc. - Class B	2,434,309
		3,874,230
Airlines (.1%)
32,140	Southwest Airlines Company	308,544

Railroads (.9%)
11,350	Burlington Northern Santa Fe Corporation	906,071
16,994	CSX Corporation	711,369
15,937	Norfolk Southern Corporation	687,044
21,861	Union Pacific Corporation	1,275,589
		3,580,073
Transport Services (.1%)
9,196	Expeditors International of Washington, Inc.	323,239

Trucking (—)
2,399	Ryder System, Inc.	93,705

Utilities (3.5%)
Electric Companies (3.3%)
7,347	Allegheny Energy, Inc.	194,842
10,083	Ameren Corporation	254,898
20,668	American Electric Power Company, Inc.	640,501
16,749	Centerpoint Energy, Inc.	208,190
9,922	CMS Energy Corporation	132,955

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Utilities—continued
11,920	Consolidated Edison, Inc.	$488,005
8,697	Constellation Energy Group, Inc.	281,522
25,803	Dominion Resources, Inc.	890,204
7,098	DTE Energy Company	249,424
56,211	Duke Energy Corporation	884,761
14,123	Edison International	474,250
8,488	Entergy Corporation	677,852
28,570	Exelon Corporation	1,417,643
13,214	FirstEnergy Corporation	604,144
17,836	FPL Group, Inc.	985,082
3,306	Integrys Energy Group, Inc.	118,652
11,931	NiSource, Inc.	165,722
7,598	Northeast Utilities	180,377
9,572	Pepco Holdings, Inc.	142,431
16,069	PG&E Corporation	650,634
4,353	Pinnacle West Capital Corporation	142,866
16,324	PPL Corporation	495,270
12,107	Progress Energy, Inc.	472,899
21,933	Public Service Enterprise Group, Inc.	689,574
4,780	SCANA Corporation	166,822
9,217	TECO Energy, Inc.	129,775
28,913	The AES Corporation (b)	428,491
34,454	The Southern Company	1,091,158
19,755	Xcel Energy, Inc.	380,086
		13,639,030
Natural Gas (.1%)
1,943	Nicor, Inc.	71,095
10,635	Sempra Energy	529,729
		600,824
Utilities Diversified (.1%)
5,068	Wisconsin Energy Corporation	228,922

Total common stocks (Cost: $236,719,564)		404,730,271

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Short-Term Securities (2.0%)
Investment Companies (2.0%)
2,000,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.030%	$2,000,000
6,337,261	Wells Fargo & Company, current rate 0.010%	6,337,261
	Total short-term securities (cost: $8,337,261)	8,337,261
	Total investments in securities (cost: $245,056,825)(d)	$413,067,532
	Cash and other assets in excess of liabilities (.1%)	192,112
	Total net assets (100%)	$413,259,644

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.
(b)	Non-income producing.
(c)	Partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2009, securities with an aggregate market value of $6,870,075 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation
S&P 500® EMINI	December 2009	153	Long	$48,579

(d)

At September 30, 2009 the cost of securities for federal income tax purposes was $247,758,709. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$195,031,626
	Gross unrealized depreciation	(29,722,803)
	Net unrealized appreciation	$165,308,823

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

September 30, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities (96.3%)
Argentina (2.0%)
Government (2.0%)
6,030,000	Republic of Argentina (USD) (d)	0.943%	08/03/12	$1,836,135
Australia (4.8%)
Government (4.8%)
1,440,000	New South Wales Treasury Corporation (AUD)	5.500%	03/01/17	1,244,554
305,000	New South Wales Treasury Corporation (AUD)	6.000%	05/01/12	274,475
690,000	Queensland Treasury Corporation - 144A Issue (NZD) (e)	7.125%	09/18/17	515,228
1,720,000	Queensland Treasury Corporation (AUD)	6.000%	06/14/11	1,550,291
295,000	Queensland Treasury Corporation (AUD)	6.000%	08/14/13	264,956
585,000	Queensland Treasury Corporation (AUD)	6.000%	09/14/17	521,090
				4,370,594
Brazil (6.8%)
Government (6.8%)
495,000	Brazil Notas do Tesouro Nacional Series F (BRL)	10.000%	01/01/12	276,682
3,300,000	Nota Do Tesouro Nacional (BRL)	10.000%	01/01/17	1,668,524
2,125,000	Nota Do Tesouro Nacional (BRL)	10.362%	05/15/15	2,217,108
2,000,000	Nota Do Tesouro Nacional (BRL)	10.362%	05/15/45	2,052,541
				6,214,855
Canada (2.2%)
Government (2.2%)
285,000	Province of Manitoba Canada (NZD)	6.375%	09/01/15	203,319
2,475,000	Province of Ontario Canada (NZD)	6.250%	06/16/15	1,786,399
				1,989,718
France (4.0%)
Government (4.0%)
2,330,000	France Government Bond (EUR)	4.250%	10/25/17	3,660,471

Germany (4.8%)
Banks (4.8%)
1,655,000	Kreditanstalt fuer Wiederaufbau (NZD)	6.375%	02/17/15	1,205,152
3,091,000	Kreditanstalt fuer Wiederaufbau (NZD)	6.500%	11/15/11	2,297,122
11,220,000	Landwirtschaftliche Rentenbank (MXN)	8.500%	02/22/16	817,089
				4,319,363
Hungary (1.4%)
Government (1.4%)
150,000	Hungary Government International Bond (EUR)	3.875%	02/24/20	183,407
30,000	Republic of Hungary (EUR)	3.500%	07/18/16	39,225
175,000	Republic of Hungary (EUR)	4.375%	07/04/17	235,718
530,000	Republic of Hungary (EUR)	5.750%	06/11/18	791,837
				1,250,187

See accompanying notes to investments in securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
Indonesia (8.5%)
Government (8.5%)
6,530,000,000	Indonesia Government Bond (IDR)	9.000%	09/15/13	$674,509
18,680,000,000	Indonesia Government Bond (IDR)	9.500%	07/15/23	1,786,685
1,959,000,000	Indonesia Government Bond (IDR)	10.000%	09/15/24	192,205
2,155,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/22	219,733
22,510,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/27	2,229,927
6,128,000,000	Indonesia Government Bond (IDR)	11.000%	11/15/20	665,680
5,204,000,000	Indonesia Government Bond (IDR)	11.000%	09/15/25	549,196
8,576,000,000	Indonesia Government Bond (IDR)	12.800%	06/15/21	1,034,627
3,361,000,000	Indonesia Government Bond (IDR)	12.900%	06/15/22	406,930
				7,759,492
Israel (.9%)
Government (.9%)
2,725,000	Israel Government Bond - Shahar (ILS)	7.000%	04/29/11	796,106

Malaysia (4.4%)
Government (4.4%)
13,550,000	Malaysian Government Bond (MYR)	3.756%	04/28/11	3,999,818

Mexico (10.1%)
Government (10.1%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	367,935
7,150,000	Mexican Bonos (MXN)	8.000%	12/19/13	543,883
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	1,997,542
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	189,422
54,800,000	Mexican Bonos (MXN)	10.000%	12/05/24	4,680,993
16,000,000	Mexican Bonos (MXN)	10.000%	11/20/36	1,343,137
				9,122,912
Netherlands (2.1%)
Government (2.1%)
1,180,000	Netherlands Government Bond (EUR)	4.500%	07/15/17	1,871,897

Norway (4.7%)
Government (4.7%)
9,160,000	Norway Government Bond (NOK)	6.000%	05/16/11	1,658,907
15,100,000	Norway Treasury Bill (NOK) (c)	1.679%	03/17/10	2,582,377
				4,241,284
Poland (7.9%)
Government (7.9%)
6,500,000	Poland Government Bond (PLN)	4.750%	04/25/12	2,219,578
1,740,000	Poland Government Bond (PLN)	5.750%	04/25/14	600,651
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	1,940,059
1,440,000	Poland Government Bond (PLN)	6.250%	10/24/15	506,483
1,700,000	Poland Government International Bond (USD)	6.375%	07/15/19	1,904,000
				7,170,771

See accompanying notes to investments in securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
Russia (4.1%)
Government (4.1%)
1,276,800	Russia Government Bond (USD)	7.500%	03/31/30	$1,386,094
2,140,800	Russia Government Bond - 144A Issue (USD) (e)	7.500%	03/31/30	2,333,472
				3,719,566
South Africa (1.8%)
Government (1.8%)
1,475,000	Republic of South Africa (USD)	6.875%	05/27/19	1,644,625

South Korea (12.2%)
Government (12.2%)
1,590,260,000	Korea Treasury Bond (KRW)	4.000%	06/10/12	1,335,478
2,230,000,000	Korea Treasury Bond (KRW)	4.750%	12/10/11	1,906,800
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	3,626,048
133,670,000	Korea Treasury Bond (KRW)	5.250%	03/10/13	116,003
1,376,610,000	Korea Treasury Bond (KRW)	5.500%	06/10/11	1,194,008
943,250,000	Korea Treasury Bond (KRW)	5.500%	09/10/17	817,416
1,760,000	Republic of Korea (USD)	7.125%	04/16/19	2,064,258
				11,060,011
Sri Lanka (1.9%)
Government (1.9%)
82,800,000	Sri Lanka Government Bond (LKR) (f)	11.000%	08/01/15	711,436
120,750,000	Sri Lanka Government Bond (LKR) (f)	11.000%	09/01/15	1,037,201
				1,748,637
Supra-National (.8%)
Supra-National Bank (.8%)
640,000	Corp Andina de Fomento (USD)	8.125%	06/04/19	743,211

Sweden (4.5%)
Government (4.5%)
26,880,000	Sweden Government Bond (SEK)	5.250%	03/15/11	4,086,401

United Arab Emirates (1.9%)
Government (1.9%)
760,000	Emirate of Abu Dhabi - 144A Issue (USD) (e)	6.750%	04/08/19	848,757
770,000	Qatar Government International Bond - 144A Issue (USD) (e)	6.550%	04/09/19	858,550
				1,707,307
United States (3.6%)
Government (3.6%)
15,000	Alabama State University	5.000%	09/01/29	16,014
15,000	Alabama State University	5.750%	09/01/39	16,624
55,000	Bexar County Hospital District	5.000%	02/15/32	56,934
50,000	Bexar County, Texas Municipal Bond	5.250%	08/15/47	52,415
85,000	California State Municipal Bond	5.000%	04/01/38	85,174
200,000	California State Municipal Bond	5.125%	04/01/33	202,816
1,550,000	California State Municipal Bond	6.000%	04/01/38	1,700,335
50,000	City of Philadelphia Pennsylvania	5.000%	08/01/24	52,818
205,000	Florida Hurricane Catastrophe Fund Finance Corporation	4.250%	07/01/14	215,676

See accompanying notes to investments in securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
United States—continued
120,000	Hamilton County, Ohio Municipal Bond	5.000%	12/01/32	$124,895
75,000	Illinois Municipal Electric Agency	5.000%	02/01/35	78,311
130,000	Minneapolis, Minnesota Municipal Bond Series B	6.500%	11/15/38	148,520
100,000	North Carolina Eastern Municipal Power Agency	5.250%	01/01/19	107,428
100,000	Puerto Rico Commonwealth	5.500%	07/01/21	111,441
120,000	San Francisco, California Bay Area Toll Authority	5.500%	04/01/43	132,304
120,000	Tarrant County, Texas Cultural Education Facilities
	Finance Corporation	6.250%	07/01/28	136,694
				3,238,399
Venezuela (.9%)
Government (.9%)
75,000	Venezuela Government International Bond (USD)	5.375%	08/07/10	72,750
780,000	Venezuela Government International Bond (USD)	10.750%	09/19/13	772,200
				844,950
	Total long-term debt securities (cost: $84,792,960)			87,396,710

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Short-Term Securities (.0%)
Investment Companies (.0%)
7,729	Dreyfus Treasury Cash Management Fund, current rate 0.000%	$7,729
	Total short-term securities (cost: $7,729)	7,729
	Total investments in securities (cost: $84,800,689) (g)	$87,404,439
	Cash and other assets in excess of liabilities (3.7%)	3,366,619
	Total net assets (100%)	$90,771,058

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts

On September 30, 2009, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
09/23/09	271,400	PLN	95,245	USD	$1,607	$—
10/01/09	2,754,317	MXN	203,571	USD	—	375
10/01/09	26,184	NZD	18,745	USD	—	196
10/07/09	161,604	AUD	1,990,085,208	VND	—	31,065
10/09/09	288,488	USD	1,023,987	MYR	7,436	—
10/13/09	141,959	AUD	657,029	CNY	—	28,973
10/13/09	124,464	USD	441,908	MYR	3,222	—
10/15/09	296,784	EUR	2,796,894	CNY	—	24,868
10/16/09	300,581	EUR	2,810,534	CNY	—	28,436
10/19/09	239,034	AUD	1,125,686	CNY	—	45,862
10/19/09	404,531	EUR	3,767,150	CNY	—	40,551
10/20/09	2,394,558	EUR	313,926,508	JPY	—	4,663
10/20/09	313,926,508	JPY	2,450,158	EUR	86,072	—
10/21/09	336,295	USD	2,328,000	CNY	4,663	—
10/23/09	659,082	USD	4,558,868	CNY	8,582	—
10/26/09	1,112,418	USD	7,735,902	CNY	20,470	—
10/27/09	660,113	USD	4,624,090	CNY	17,052	—
11/18/09	503,000	EUR	60,885,635	JPY	—	57,236
11/18/09	64,723,525	JPY	503,000	EUR	14,422	—
11/18/09	57,033,715	JPY	569,000	USD	—	67,251
11/18/09	569,000	USD	54,111,900	JPY	34,656	—
11/30/09	786,712	NZD	482,766	USD	—	83,551
11/30/09	781,973	NZD	481,187	USD	—	81,719
11/30/09	445,062	NZD	273,553	USD	—	46,827
12/01/09	3,276,000	MXN	241,816	USD	1,270	—
12/02/09	1,304,224	NZD	806,010	USD	—	132,718
12/02/09	111,307	NZD	68,840	USD	—	11,274
12/02/09	337,292	NZD	205,165	USD	—	37,605
12/04/09	192,831	EUR	1,776,000	CNY	—	22,312
12/04/09	192,886	USD	1,410,000	CNY	13,541	—
12/14/09	339,335	USD	2,399,098	CNY	11,900	—
12/14/09	169,668	USD	1,196,159	CNY	5,453	—
12/15/09	340,441	USD	2,408,380	CNY	12,153	—
12/15/09	340,441	USD	2,400,107	CNY	10,942	—
12/16/09	372,462	USD	2,621,203	CNY	11,289	—
12/16/09	372,462	USD	1,323,172	MYR	8,865	—
12/17/09	118,612	USD	838,584	CNY	4,159	—
12/17/09	118,611	USD	424,629	MYR	3,759	—
12/18/09	616,157	EUR	851,991	USD	—	50,095
12/18/09	355,835	USD	2,522,120	CNY	13,411	—
12/21/09	97,798	USD	685,567	CNY	2,571	—
12/21/09	73,349	USD	260,658	MYR	1,756	—

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts - Continued

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
12/21/09	142,334	USD	508,132	MYR	$4,078	$—
12/22/09	115,854	USD	806,346	CNY	2,197	—
12/22/09	118,656	USD	415,081	MYR	941	—
12/23/09	94,889	USD	329,930	MYR	169	—
12/28/09	106,750	USD	373,285	MYR	779	—
01/05/10	2,919,174	EUR	31,461,400	SEK	250,204	—
01/11/10	2,481,000	EUR	3,429,685	USD	—	202,398
01/11/10	482,000	EUR	668,534	USD	—	37,094
01/11/10	288,285	USD	1,023,987	MYR	6,555	—
01/13/10	204,914	EUR	288,080	USD	—	11,903
01/13/10	204,914	EUR	287,943	USD	—	12,041
01/14/10	252,202	EUR	354,344	USD	—	14,866
01/15/10	141,863	EUR	197,829	USD	—	9,850
01/15/10	302,000	EUR	421,855	USD	—	20,255
01/15/10	267,964	EUR	374,453	USD	—	17,830
01/15/10	157,600	EUR	220,147	USD	—	10,570
01/19/10	204,914	EUR	288,621	USD	—	11,357
01/25/10	362,540	EUR	515,670	USD	—	15,050
01/27/10	310,400	EUR	443,195	USD	—	11,194
01/28/10	271,200	USD	171,290,000	CLP	40,491	—
01/29/10	300,000	EUR	424,029	USD	—	15,134
01/29/10	302,000	EUR	423,782	USD	—	18,309
01/29/10	3,400,000	MXN	249,517	USD	2,045	—
01/29/10	3,308,000	MXN	242,664	USD	1,888	—
01/29/10	526,469	NZD	342,679	USD	—	34,755
01/29/10	2,549,000	SGD	1,701,068	USD	—	108,353
01/29/10	1,020,000	SGD	677,833	USD	—	46,219
01/29/10	1,021,000	SGD	678,590	USD	—	46,172
01/29/10	1,533,000	SGD	1,021,101	USD	—	67,107
01/29/10	363,812	USD	227,510,000	CLP	50,181	—
01/29/10	82,691	USD	51,930,000	CLP	11,804	—
01/29/10	264,594	USD	166,750,000	CLP	38,836	—
01/29/10	4,500,000	USD	6,142,500,000	KRW	751,107	—
02/02/10	2,522,849	NZD	1,275,401	USD	—	532,753
02/02/10	409,000	SGD	272,122	USD	—	18,205
02/02/10	1,022,000	SGD	680,123	USD	—	45,340
02/02/10	132,288	USD	82,680,000	CLP	18,162	—
02/03/10	2,413,426	NZD	1,205,023	USD	—	524,582
02/03/10	1,281,000	SGD	850,603	USD	—	58,707
02/03/10	248,058	USD	155,160,000	CLP	34,283	—
02/03/10	953,529	USD	6,724,000	CNY	31,432	—
02/03/10	158,867	USD	1,122,000	CNY	5,488	—
02/04/10	1,288,000	SGD	850,524	USD	—	63,752
02/05/10	1,027,000	SGD	680,200	USD	—	48,805
02/08/10	809,000	SGD	537,363	USD	—	36,892
02/09/10	1,025,000	SGD	680,701	USD	—	46,875
02/11/10	406,300	SGD	272,387	USD	—	16,016
02/12/10	60,964	NZD	31,665	USD	—	11,998
02/12/10	132,293	USD	81,360,000	CLP	15,756	—
02/12/10	902,941	USD	1,228,000,000	KRW	147,439	—
02/12/10	133,326	USD	483,973	MYR	5,885	—
02/12/10	397,585	USD	1,443,233	MYR	17,549	—
02/16/10	330,735	USD	200,260,000	CLP	33,672	—
02/17/10	332,646	USD	199,920,000	CLP	31,143	—
02/17/10	133,004	USD	485,000	MYR	6,480	—
02/22/10	81,364	NZD	40,698	USD	—	17,533
02/26/10	232,855	USD	141,210,000	CLP	24,101	—
02/26/10	332,634	USD	201,410,000	CLP	33,866	—

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts - Continued

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
02/26/10	166,315	USD	100,820,000	CLP	$17,145	$—
03/03/10	166,313	USD	100,320,000	CLP	16,236	—
03/04/10	266,117	USD	162,970,000	CLP	30,435	—
03/05/10	166,319	USD	102,120,000	CLP	19,506	—
03/08/10	156,559	USD	96,320,000	CLP	18,711	—
03/09/10	166,323	USD	102,330,000	CLP	19,884	—
03/18/10	625,000	SGD	406,398	USD	—	37,194
03/19/10	623,000	SGD	405,916	USD	—	36,255
03/19/10	312,000	SGD	203,138	USD	—	18,302
03/22/10	4,251,260	MXN	314,318	USD	7,185	—
03/22/10	623,000	SGD	405,863	USD	—	36,304
03/22/10	622,000	SGD	406,125	USD	—	35,333
03/23/10	1,131,000	SGD	744,642	USD	—	58,070
03/24/10	195,650	AUD	133,071	USD	—	38,338
03/31/10	306,000	SGD	202,797	USD	—	14,378
04/09/10	197,182	USD	10,203,000	INR	13,296	—
04/12/10	422,557	USD	21,880,000	INR	28,672	—
04/13/10	281,694	USD	14,696,000	INR	21,350	—
04/15/10	281,703	USD	14,426,000	INR	15,715	—
04/19/10	141,239	USD	7,206,000	INR	7,267	—
04/19/10	98,596	USD	5,058,000	INR	5,642	—
04/19/10	111,312	USD	402,984	MYR	4,387	—
04/20/10	321,664	USD	1,155,000	MYR	9,938	—
04/23/10	104,242	USD	61,159,000	CLP	7,047	—
04/26/10	101,882	USD	59,719,000	CLP	6,787	—
04/26/10	197,737	USD	10,247,000	INR	13,293	—
04/27/10	80,703	USD	47,393,000	CLP	5,536	—
04/27/10	80,702	USD	47,223,000	CLP	5,228	—
04/27/10	28,251	USD	1,462,000	INR	1,855	—
04/28/10	16,141	USD	9,531,000	CLP	1,203	—
04/28/10	129,125	USD	76,119,000	CLP	9,387	—
04/28/10	141,246	USD	7,253,000	INR	8,095	—
04/30/10	141,245	USD	7,260,000	INR	8,211	—
06/01/10	282,891	USD	13,884,000	INR	2,026	—
06/02/10	8,495	USD	412,000	INR	—	41
06/03/10	42,438	USD	2,037,000	INR	—	644
06/04/10	222,242	EUR	1,011,000	PLN	21,232	—
06/04/10	282,876	USD	13,595,000	INR	—	3,972
06/07/10	208,265	EUR	956,000	PLN	22,776	—
06/07/10	141,448	USD	6,798,000	INR	—	2,027
06/08/10	83,374	EUR	384,000	PLN	9,551	—
06/08/10	71,141	USD	3,429,000	INR	—	822
06/08/10	56,580	USD	2,730,000	INR	—	596
06/10/10	56,917	USD	2,769,000	INR	—	144
06/11/10	85,361	USD	4,140,000	INR	—	487
06/11/10	56,903	USD	2,774,000	INR	—	33
06/16/10	142,271	USD	6,930,000	INR	—	269
06/21/10	128,053	USD	6,313,000	INR	1,243	—
06/22/10	115,375	USD	5,688,000	INR	1,108	—
06/24/10	173,057	USD	8,607,000	INR	3,169	—
06/25/10	115,369	USD	5,780,000	INR	2,963	—
06/28/10	337,505	EUR	3,754,000	SEK	46,268	—
06/29/10	246,007	EUR	2,726,000	SEK	32,244	—
07/09/10	115,364	USD	5,714,000	INR	1,478	—
07/09/10	115,372	USD	5,719,000	INR	1,572	—
07/09/10	227,056	USD	807,252	MYR	4,337	—
07/12/10	57,682	USD	2,887,000	INR	1,337	—
07/12/10	69,221	USD	3,472,000	INR	1,758	—

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts - Continued

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
07/12/10	95,598	USD	339,565	MYR	$1,731	$—
07/12/10	191,289	USD	684,000	MYR	4,766	—
07/13/10	96,949	USD	348,000	MYR	2,796	—
07/16/10	161,872	EUR	813,000	MYR	—	3,872
07/16/10	64,480	USD	232,000	MYR	2,013	—
07/19/10	24,500	USD	1,225,000	INR	528	—
07/20/10	182,422	EUR	918,000	MYR	—	3,869
07/20/10	24,500	USD	1,225,000	INR	526	—
07/20/10	102,498	USD	366,000	MYR	2,395	—
07/23/10	234,481	EUR	1,180,000	MYR	—	4,983
07/23/10	125,671	USD	445,000	MYR	1,857	—
07/27/10	233,751	EUR	1,180,000	MYR	—	3,938
07/27/10	3,539,164	USD	12,564,032	MYR	61,189	—
07/27/10	131,549	USD	467,000	MYR	2,274	—
07/30/10	1,305,770	NZD	840,263	USD	—	82,812
08/03/10	1,300,802	NZD	835,570	USD	—	83,681
08/03/10	509,210	NZD	326,913	USD	—	32,936
08/04/10	256,571	NZD	164,719	USD	—	16,580
08/04/10	515,365	NZD	329,267	USD	—	34,901
08/05/10	1,291,803	NZD	843,580	USD	—	69,157
08/05/10	3,170,000	NZD	2,050,356	USD	—	189,439
08/05/10	383,215	NZD	249,779	USD	—	20,985
08/06/10	505,898	NZD	330,612	USD	—	26,805
08/06/10	252,481	NZD	164,428	USD	—	13,950
08/09/10	499,176	NZD	328,189	USD	—	24,390
08/09/10	501,429	NZD	329,840	USD	—	24,329
08/09/10	493,483	NZD	325,180	USD	—	23,376
08/11/10	854,416	EUR	3,590,000	PLN	—	25,286
08/11/10	247,235	NZD	164,196	USD	—	10,401
08/11/10	247,113	NZD	164,115	USD	—	10,396
08/12/10	378,100	NZD	245,916	USD	—	21,075
08/12/10	464,138	NZD	303,175	USD	—	24,571
08/13/10	175,000	NZD	113,592	USD	—	9,972
08/16/10	185,000	NZD	122,118	USD	—	8,473
08/17/10	16,269,945	JPY	335,000	BRL	—	3,657
08/17/10	46,522,000	JPY	490,449	USD	—	30,611
08/17/10	239,352	USD	907,000	ILS	1,682	—
08/18/10	11,941,200	JPY	248,000	BRL	—	1,580
08/18/10	23,117,000	JPY	245,221	USD	—	13,703
08/19/10	17,439,226	JPY	371,000	BRL	2,342	—
08/19/10	23,010,000	JPY	244,579	USD	—	13,154
08/19/10	119,442	USD	454,000	ILS	1,207	—
08/19/10	119,773	USD	454,000	ILS	877	—
08/19/10	23,973	USD	91,000	ILS	210	—
08/20/10	380,000	EUR	535,667	USD	—	20,448
08/20/10	23,098,000	JPY	244,584	USD	—	14,142
08/20/10	23,068,000	JPY	244,940	USD	—	13,449
08/20/10	91,076	USD	348,100	ILS	1,431	—
08/20/10	175,370	USD	8,758,000	INR	3,095	—
08/23/10	381,000	EUR	538,909	USD	—	18,670
08/23/10	45,752,000	JPY	489,889	USD	—	22,631
08/23/10	46,090,000	JPY	489,889	USD	—	26,417
08/23/10	155,801	USD	594,100	ILS	2,080	—
08/23/10	46,760	USD	2,338,000	INR	871	—
08/23/10	105,229	USD	5,252,000	INR	1,766	—
08/24/10	45,992,000	JPY	489,889	USD	—	25,334
08/24/10	45,839,000	JPY	489,890	USD	—	23,619
08/24/10	453,532	NZD	299,050	USD	—	20,881

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts - Continued

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
08/25/10	22,797,000	JPY	244,945	USD	$—	$10,444
08/27/10	451,000	NZD	301,494	USD	—	16,570
08/31/10	11,587,304	JPY	248,000	BRL	1,972	—
09/01/10	22,848,000	JPY	244,939	USD	—	11,071
09/01/10	107,555	USD	5,367,000	INR	1,702	—
09/02/10	17,200,164	JPY	372,000	BRL	4,888	—
09/02/10	22,609,000	JPY	244,943	USD	—	8,396
09/07/10	378,000	EUR	538,423	USD	—	14,772
09/09/10	34,051,000	JPY	367,412	USD	—	14,211
09/10/10	28,956,000	JPY	315,439	USD	—	9,091
09/10/10	33,934,000	JPY	367,410	USD	—	12,912
09/13/10	24,053,000	JPY	262,863	USD	—	6,738
09/15/10	26,018,033	JPY	558,000	BRL	3,971	—
09/15/10	19,137,000	JPY	210,292	USD	—	4,219
09/15/10	18,925,000	JPY	210,289	USD	—	1,845
09/15/10	28,503,000	JPY	315,435	USD	—	4,062
09/16/10	28,386,000	JPY	315,435	USD	—	2,759
09/16/10	9,516,000	JPY	105,149	USD	—	1,521
09/20/10	114,000	EUR	167,848	USD	1,010	—
09/21/10	9,436,000	JPY	105,148	USD	—	640
09/21/10	19,031,000	JPY	210,287	USD	—	3,071
09/23/10	180,182	EUR	1,585,600	NOK	6,746	—
09/23/10	376,822	EUR	3,820,973	SEK	—	1,805
09/23/10	743,770	EUR	1,090,538	USD	2,032	—
09/24/10	327,271	EUR	484,557	USD	5,597	—
09/24/10	7,784,000	JPY	86,016	USD	—	1,259
09/27/10	774,000	JPY	8,601	USD	—	77
09/28/10	5,858,000	JPY	65,096	USD	—	586
09/29/10	9,763,000	JPY	108,490	USD	—	976
					$2,444,409	$4,356,199

Forward Foreign Currency Contracts – Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
VND	Vietnam Dong

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	For zero coupon issues (strips) the interest rate represents the yield to maturity at September 30, 2009.
(d)	Variable rate securities.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)	These securities are being fair-valued according to procedures approved by the Board of Directors.
(g)

At September 30, 2009 the cost of securities for federal income tax purposes was $84,813,990. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$6,885,123
Gross unrealized depreciation	(4,294,674)
Net unrealized appreciation	$2,590,449

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

September 30, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (95.4%)
Basic Materials (6.7%)
Auto (.3%)
20,837	LKQ Corporation (b)	$386,318

Chemicals (3.1%)
13,590	Albemarle Corporation	470,214
11,032	Ashland, Inc.	476,803
9,620	Cabot Corporation	222,318
7,185	Cytec Industries, Inc.	233,297
10,023	Lubrizol Corporation	716,244
2,808	Minerals Technologies, Inc.	133,549
11,580	Olin Corporation	201,955
19,086	RPM International, Inc.	352,900
7,239	Sensient Technologies Corporation	201,027
14,817	Terra Industries, Inc.	513,705
6,639	The Scotts Miracle-Gro Company - Class A	285,145
14,900	Valspar Corporation	409,899
		4,217,056
Construction (.5%)
6,617	Martin Marietta Materials, Inc.	609,227

Iron and Steel (.9%)
6,447	Carpenter Technology Corporation	150,795
19,365	Cliffs Natural Resources, Inc.	626,651
31,890	Steel Dynamics, Inc.	489,193
		1,266,639
Manufacturing (.1%)
4,433	Mine Safety Appliances Company	121,952

Metal Fabrication (.5%)
16,622	Commercial Metals Company	297,534
9,483	Reliance Steel & Aluminum	403,596
		701,130
Paper and Forest (1.3%)
18,041	Louisiana-Pacific Corporation (b)	120,333
15,229	Packaging Corporation of America	310,672
5,906	Potlatch Corporation	168,026
11,740	Rayonier, Inc.	480,283
14,831	Sonoco Products Company	408,446
15,728	Temple-Inland, Inc.	258,254
		1,746,014
Capital Goods (9.6%)
Aerospace/Defense (.2%)
14,915	BE Aerospace, Inc. (b)	300,388

Construction (.3%)
12,418	The Shaw Group, Inc. (b)	398,494

Containers - Metal/Glass (.2%)
5,088	Greif, Inc. - Class A	280,094

Electrical Equipment (1.1%)
10,297	Energizer Holdings, Inc. (b)	683,103
8,381	Hubbell, Inc. - Class B	352,002
17,763	Trimble Navigation, Ltd. (b) (d)	424,713
		1,459,818
Engineering/Construction (1.1%)
5,741	Dycom Industries, Inc. (b)	70,614
4,943	Granite Construction, Inc.	152,937
15,191	Joy Global, Inc.	743,448
12,496	URS Corporation (b) (d)	545,450
		1,512,449
Hardware and Tools (.2%)
12,048	Kennametal, Inc.	296,501

Machinery (1.9%)
13,637	AGCO Corporation (b)	376,790
11,167	Bucyrus International, Inc.	397,769
8,900	Graco, Inc.	248,043
11,992	IDEX Corporation	335,176
6,318	Lincoln Electric Holdings, Inc.	299,789
15,999	Terex Corporation (b)	331,659
6,998	Wabtec Corporation	262,635
8,716	Zebra Technologies Corporation - Class A (b)	226,006
		2,477,867
Manufacturing (3.8%)
15,965	AMETEK, Inc.	557,338
10,067	Aptargroup, Inc.	376,103
9,103	Carlisle Companies, Inc.	308,683
6,933	Crane Company	178,941
11,470	Donaldson Company, Inc.	397,206
7,137	Federal Signal Corporation	51,315
11,933	Harsco Corporation	422,548
2,874	Lancaster Colony Corporation	147,350
4,479	Matthews International Corporation - Class A	158,467

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
4,992	Nordson Corporation	$280,001
14,606	Pentair, Inc.	431,169
13,457	Roper Industries, Inc.	686,038
7,321	SPX Corporation	448,558
5,907	Teleflex, Inc.	285,367
6,754	The Brink’s Company	181,750
11,680	Trinity Industries, Inc.	200,779
		5,111,613
Metal Fabrication (.5%)
11,766	Timken Company	275,677
2,959	Valmont Industries, Inc.	252,048
9,026	Worthington Industries, Inc.	125,461
		653,186
Trucks and Parts (.3%)
13,249	Oshkosh Corporation	409,792

Communication Services (2.1%)
Broadcasting (.2%)
7,887	Lamar Advertising Company - Class A (b)	216,419

Communications Equipment (.2%)
11,018	Neustar, Inc. - Class A (b)	249,007

Computer Networking (.3%)
8,671	Idexx Laboratories, Inc. (b)	433,550

Telecommunication (1.0%)
14,258	ADC Telecommunications, Inc. (b)	118,912
8,282	Adtran, Inc.	203,323
13,897	CommScope, Inc. (b)	415,937
7,266	Plantronics, Inc.	194,802
39,507	RF Micro Devices, Inc. (b)	214,523
10,190	Syniverse Holdings, Inc. (b)	178,325
		1,325,822
Telephone (.4%)
31,415	Cincinnati Bell, Inc. (b)	109,952
14,066	Telephone & Data Systems, Inc.	436,187
		546,139
Consumer Cyclical (14.7%)
Auto (.5%)
17,318	BorgWarner, Inc.	524,043
5,273	Thor Industries, Inc.	163,199
		687,242
Distribution Nondurables (.6%)
7,114	Fossil, Inc. (b)	202,393
6,495	MSC Industrial Direct Company - Class A	283,052
7,465	Tech Data Corporation (b)	310,619
		796,064
Entertainment (1.3%)
11,181	Dreamworks Animation SKG, Inc. - Class A (b)	397,708
4,550	International Speedway Corporation - Class A	125,444
7,229	Marvel Entertainment, Inc. (b)	358,703
6,723	NetFlix, Inc. (b)	310,401
15,072	Rovi Corporation (b)	506,419
		1,698,675
Food & Health (.3%)
9,171	NBTY, Inc. (b)	362,988

Home Builders (1.0%)
5,593	MDC Holdings, Inc.	194,301
912	NVR, Inc. (b)	581,281
6,497	Ryland Group, Inc.	136,892
20,322	Toll Brothers, Inc. (b)	397,092
		1,309,566
Leisure (1.0%)
9,480	Callaway Golf Company	72,143
6,291	priceline.com, Inc. (b)	1,043,174
6,734	WMS Industries, Inc. (b)	300,067
		1,415,384
Lodging - Hotel (.1%)
8,167	Boyd Gaming Corporation (b)	89,265

Manufacturing (.5%)
7,197	Lennox International, Inc.	259,956
5,004	Mettler Toledo International, Inc. (b) (c)	453,312
		713,268
Office Furnishings (.2%)
8,282	Herman Miller, Inc.	140,049
6,670	HNI Corporation	157,412
		297,461
Publishing (.2%)
6,318	John Wiley & Sons, Inc. - Class A	219,740
3,774	Scholastic Corporation	91,859
		311,599

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
Rental Equipment (.1%)
7,974	Aaron’s, Inc.	$210,514

Retail (6.5%)
6,698	99 Cents Only Stores (b)	90,088
14,119	Advance Auto Parts, Inc.	554,594
9,958	Aeropostale, Inc. (b)	432,874
30,672	American Eagle Outfitters, Inc.	517,130
5,758	American Greetings Corporation - Class A	128,403
8,703	AnnTaylor Stores Corporation (b)	138,291
5,847	Barnes & Noble, Inc.	129,920
8,249	BJ’s Wholesale Club, Inc. (b)	298,779
32,650	CarMax, Inc. (b)	682,385
26,346	Chico’s FAS, Inc. (b)	342,498
8,539	Coldwater Creek, Inc. (b)	70,020
9,425	Collective Brands, Inc. (b)	163,335
9,975	Copart, Inc. (b)	331,270
13,019	Dick’s Sporting Goods, Inc. (b)	291,626
13,249	Dollar Tree, Inc. (b)	644,961
23,182	Foot Locker, Inc.	277,025
8,575	Guess?, Inc.	317,618
8,249	J Crew Group, Inc. (b)	295,479
18,530	PetSmart, Inc.	403,028
8,463	Regis Corporation	131,177
18,541	Ross Stores, Inc.	885,704
21,357	Saks, Inc. (b)	145,655
6,597	The Timberland Company - Class A (b)	91,830
6,786	The Warnaco Group, Inc. (b)	297,634
5,556	Under Armour, Inc. - Class A (b)	154,623
19,208	Urban Outfitters, Inc. (b)	579,505
15,670	Williams-Sonoma, Inc.	317,004
		8,712,456
Service (.8%)
17,015	Corrections Corporation of America (b)	385,390
5,568	Harte-Hanks, Inc.	77,005
6,467	Rollins, Inc.	121,903
9,618	Scientific Games Corporation - Class A (b)	152,253
9,858	Sotheby’s	169,853
12,825	ValueClick, Inc. (b)	169,162
		1,075,566
Special Services (.8%)
6,783	Brink’s Home Security Holdings, Inc. (b)	208,849
12,277	Hewitt Associates, Inc. - Class A (b)	447,251
37,104	Service Corporation International	260,099
5,065	The Corporate Executive Board Company	126,118
		1,042,317
Textiles (.8%)
13,974	Hanesbrands, Inc. (b)	299,044
8,342	Mohawk Industries, Inc. (b)	397,830
7,652	Phillips-Van Heusen Corporation	327,429
		1,024,303
Consumer Staples (5.9%)
Beverage (.5%)
10,769	Hansen Natural Corporation (b)	395,653
8,239	PepsiAmericas, Inc.	235,306
		630,959
Food (1.3%)
11,084	Corn Products International, Inc.	316,116
11,484	Flowers Food, Inc.	301,914
4,624	Panera Bread Company - Class A (b)	254,320
8,408	Ralcorp Holdings, Inc. (b) (d)	491,616
20,873	Smithfield Foods, Inc. (b)	288,048
3,876	Tootsie Roll Industries, Inc.	92,171
		1,744,185
Household Products (.7%)
861	Blyth, Inc.	33,347
10,436	Church & Dwight Company, Inc.	592,139
9,306	Tupperware Brands Corporation	371,495
		996,981
Personal Care (.3%)
12,588	Alberto-Culver Company	348,436

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples—continued
Restaurants (.9%)
4,593	Bob Evans Farms, Inc.	$133,473
15,077	Brinker International, Inc.	237,161
4,685	Chipotle Mexican Grill, Inc. - Class A (b)	454,679
8,829	The Cheesecake Factory, Inc. (b)	163,513
54,443	Wendy’s/Arby’s Group, Inc. - Class A	257,516
		1,246,342
Retail (.1%)
6,041	Ruddick Corporation	160,811

Service (2.0%)
10,223	Career Education Corporation (b)	249,237
12,830	Corinthian Colleges, Inc. (b)	238,125
4,677	ITT Educational Services, Inc. (b)	516,388
3,898	Kelly Services, Inc. - Class A	47,945
6,767	Korn/Ferry International (b)	98,730
11,643	Manpower, Inc.	660,275
13,743	MPS Group, Inc. (b)	144,576
9,712	Rent-A-Center, Inc. (b)	183,363
2,088	Strayer Education, Inc.	454,516
8,835	United Rentals, Inc. (b)	91,000
		2,684,155
Tobacco (.1%)
3,637	Universal Corporation	152,099

Energy (7.0%)
Mining (.5%)
24,091	Arch Coal, Inc.	533,134
11,110	Patriot Coal Corporation (b)	130,653
		663,787
Oil & Gas (4.9%)
5,726	Bill Barrett Corporation (b)	187,756
12,379	Cimarex Energy Company	536,258
6,904	Comstock Resources, Inc. (b)	276,712
8,273	Encore Acquisition Company (b)	309,410
16,554	Forest Oil Corporation (b)	323,962
15,471	Frontier Oil Corporation	215,356
13,489	Helix Energy Solutions Group, Inc. (b)	202,065
15,671	Helmerich & Payne, Inc.	619,475
15,094	Mariner Energy, Inc. (b)	214,033
19,709	Newfield Exploration Company (b) (d)	838,815
8,131	Oceaneering International, Inc. (b)	461,434
22,694	Patterson-UTI Energy, Inc.	342,679
20,639	Plains Exploration & Production Company (b)	570,875
25,697	Pride International, Inc. (b)	782,217
17,554	Quicksilver Resources, Inc. (b)	249,091
18,336	Southern Union Company	381,206
		6,511,344
Oil & Gas Services (.8%)
9,180	Exterran Holdings, Inc. (b)	217,933
11,514	Superior Energy Services, Inc. (b)	259,295
7,684	Tidewater, Inc.	361,840
5,986	Unit Corporation (b)	246,923
		1,085,991
Pipelines (.4%)
11,918	National Fuel Gas Company	545,964

Service (.4%)
23,749	KBR, Inc.	553,114

Financial (17.4%)
Auto Finance (.1%)
14,222	AmeriCredit Corporation (b)	224,565

Banks (3.4%)
18,903	Associated Banc-Corp	215,872
10,878	BancorpSouth, Inc.	265,532
7,106	Bank of Hawaii Corporation	295,183
7,262	Cathay General Bancorp	58,750
6,372	City National Corporation	248,062
10,304	Commerce Bancshares, Inc.	383,721
8,834	Cullen/Frost Bankers, Inc.	456,188
12,726	FirstMerit Corporation	242,176
25,997	Fulton Financial Corporation	191,338
7,682	International Bancshares Corporation	125,293
15,771	NewAlliance Bancshares, Inc.	168,750
4,055	PacWest Bancorp	77,248
4,901	SVB Financial Group (b)	212,066

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
71,198	Synovus Financial Corporation	$266,992
16,559	TCF Financial Corporation	215,929
7,574	Trustmark Corporation	144,285
21,195	Valley National Bancorporation	260,487
16,162	Washington Federal, Inc.	272,491
9,423	Webster Financial Corporation	117,505
4,338	Westamerica Bancorporation	225,576
10,200	Wilmington Trust Corporation	144,840
		4,588,284
Commercial Services (.1%)
7,495	Deluxe Corporation	128,165

Finance - Diversified (1.0%)
6,234	Affiliated Managers Group, Inc. (b)	405,272
17,374	Eaton Vance Corporation	486,298
7,630	FTI Consulting, Inc. (b)	325,114
7,163	Navigant Consulting, Inc. (b)	96,701
		1,313,385
Insurance (4.4%)
11,697	American Financial Group, Inc.	298,274
14,999	Arthur J Gallagher & Company	365,526
17,404	Brown & Brown, Inc.	333,461
9,020	Everest Re Group, Ltd.	791,054
34,181	Fidelity National Financial, Inc. - Class A	515,450
13,855	First American Corporation	448,486
16,575	HCC Insurance Holdings, Inc.	453,326
5,721	Horace Mann Educators Corporation	79,922
5,291	Mercury General Corporation	191,428
35,651	Old Republic International Corporation	434,229
12,618	Protective Life Corporation	270,278
10,814	Reinsurance Group of America, Inc.	482,304
7,285	StanCorp Financial Group, Inc.	294,095
7,499	The Hanover Insurance Group, Inc.	309,934
7,331	Unitrin, Inc.	142,881
19,929	WR Berkley Corporation	503,805
		5,914,453
Investment Bankers/Brokers (1.0%)
24,263	Apollo Investment Corporation	231,712
18,158	Jefferies Group, Inc. (b)	494,442
14,632	Raymond James Financial, Inc.	340,633
12,690	Waddell & Reed Financial, Inc. - Class A	361,030
		1,427,817
Mortgage Revenue Bonds (.4%)
14,249	Lender Processing Services, Inc.	543,884

Real Estate Investment Trust (.2%)
6,231	Jones Lang Lasalle, Inc.	295,162

Real Estate Investment Trust - Apartments (1.0%)
7,829	BRE Properties, Inc.	245,048
9,527	Camden Property Trust	383,938
4,180	Essex Property Trust, Inc.	332,644
22,261	UDR, Inc.	350,388
		1,312,018
Real Estate Investment Trust - Diversified (.8%)
13,863	Cousins Properties, Inc.	114,786
33,165	Duke Realty Corporation	398,312
16,589	Liberty Property Trust	539,640
		1,052,738
Real Estate Investment Trust - Health Care (.5%)
15,821	Nationwide Health Properties, Inc.	490,293
12,247	Omega Healthcare Investors, Inc.	196,197
		686,490
Real Estate Investment Trust - Hotels (.3%)
18,101	Hospitality Properties Trust	368,717

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Office Property (1.4%)
6,281	Alexandria Real Estate Equities, Inc.	$341,372
8,626	Corporate Office Properties Trust	318,127
10,527	Highwoods Properties, Inc.	331,074
11,626	Mack-Cali Realty Corporation	375,869
11,416	SL Green Realty Corporation	500,592
		1,867,034
Real Estate Investment Trust - Regional Mall (.3%)
11,979	The Macerich Company	363,323

Real Estate Investment Trust - Shopping Centers (1.3%)
4,861	Equity One, Inc.	76,172
9,067	Federal Realty Investment Trust	556,442
15,404	Realty Income Corporation	395,112
11,893	Regency Centers Corporation	440,636
15,446	Weingarten Realty Investors	307,684
		1,776,046
Real Estate Investment Trust - Warehouse/Industrial (.4%)
21,631	AMB Property Corporation	496,431

Savings and Loans (.8%)
12,017	Astoria Financial Corporation	132,668
25,647	First Niagara Financial Group, Inc.	316,227
51,869	New York Community Bancorp, Inc.	592,344
		1,041,239
Health Care (10.3%)
Biotechnology (1.3%)
10,406	Affymetrix, Inc. (b)	91,365
2,862	Bio-Rad Labratories, Inc. - Class A (b)	262,961
9,723	Charles River Laboratories International, Inc. (b)	359,556
26,776	Vertex Pharmaceuticals, Inc. (b) (d)	1,014,810
		1,728,692
Drugs (2.0%)
17,311	Endo Pharmaceuticals Holdings, Inc. (b)	391,748
8,444	Medicis Pharmaceutical Corporation - Class A	180,279
8,614	OSI Pharmaceuticals, Inc. (b)	304,074
11,757	Perrigo Company	399,620
17,523	Pharmaceutical Product Development, Inc.	384,455
16,450	Sepracor, Inc. (b)	376,705
6,956	United Therapeutics Corporation (b)	340,775
9,992	Valeant Pharmaceuticals International (b)	280,376
		2,658,032
Healthcare Equipment (.5%)
10,368	Immucor, Inc. (b)	183,514
7,685	Masimo Corporation (b)	201,347
8,391	Thoratec Corporation (b)	253,995
		638,856
Hospital Management (1.3%)
13,744	Community Health Systems, Inc. (b)	438,846
36,552	Health Management Associates, Inc. - Class A (b)	273,774
5,785	Kindred Healthcare, Inc. (b)	93,891
8,077	LifePoint Hospitals, Inc. (b)	218,564
8,357	Psychiatric Solutions, Inc. (b)	223,633
7,300	Universal Health Services, Inc. - Class B	452,089
		1,700,797
Managed Care (.3%)
15,335	Health Net, Inc. (b)	236,159
6,275	Wellcare Health Plans, Inc. (b)	154,679
		390,838
Medical Products/Supplies (3.9%)
10,202	Beckman Coulter, Inc.	703,326
8,424	Edwards Lifesciences Corporation (b)	588,922
7,461	Gen-Probe, Inc. (b)	309,184
13,402	Henry Schein, Inc. (b)	735,904
9,201	Hill-Rom Holdings, Inc.	200,398
38,028	Hologic, Inc. (b)	621,377

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Health Care—continued
9,163	Kinetic Concepts, Inc. (b)	$338,848
6,190	Owens & Minor, Inc.	280,097
11,200	ResMed, Inc. (b)	506,240
8,688	STERIS Corporation	264,550
5,556	Techne Corporation	347,528
12,589	VCA Antech, Inc. (b)	338,518
		5,234,892
Personal Care (.1%)
6,116	Life Time Fitness, Inc. (b)	171,554

Special Services (.9%)
9,500	Covance, Inc. (b)	514,425
10,058	Lincare Holdings, Inc. (b)	314,312
17,690	Omnicare, Inc.	398,379
		1,227,116
Technology (13.6%)
Aerospace/Defense (.4%)
31,092	SAIC, Inc. (b)	545,354

Computer Hardware (—)
4,404	Imation Corporation	40,825

Computer Networking (1.2%)
57,961	3COM Corporation (b)	303,136
7,926	Alliance Data Systems Corporation (b)	484,120
5,723	Equinix, Inc. (b)	526,516
12,459	Polycom, Inc. (b)	333,278
		1,647,050
Computer Peripherals (.1%)
6,511	Avocent Corporation (b)	131,978

Computer Services & Software (5.5%)
5,042	ACI Worldwide, Inc. (b)	76,285
11,693	Acxiom Corporation (b)	110,616
2,281	Advent Software, Inc. (b)	91,810
13,018	ANSYS, Inc. (b)	487,784
39,483	Cadence Design Systems, Inc. (b)	289,805
9,956	Cerner Corporation (b)	744,709
5,674	Digital River, Inc. (b)	228,776
11,675	F5 Networks, Inc. (b)	462,680
8,833	Gartner, Inc. - Class A (b)	161,379
11,948	Global Payments, Inc.	557,972
13,096	Informatica Corporation (b)	295,708
24,163	Ingram Micro, Inc. - Class A (b)	407,147
14,546	Mentor Graphics Corporation (b)	135,423
13,384	Metavante Technologies, Inc. (b)	461,480
11,849	Micros Systems, Inc. (b)	357,721
8,417	National Instruments Corporation	232,562
23,767	Palm, Inc. (b)	414,259
17,121	Parametric Technology Corporation (b)	236,612
9,021	Quest Software, Inc. (b)	152,004
19,254	SEI Investments Company	378,919
6,269	SRA International, Inc. - Class A (b)	135,348
11,996	Sybase, Inc. (b)	466,644
21,601	Synopsys, Inc. (b)	484,294
		7,369,937
Computer Systems (.8%)
9,845	Diebold, Inc.	324,196
12,453	Jack Henry & Associates, Inc.	292,272
3,272	Mantech International Corporation - Class A (b)	154,308
23,471	NCR Corporation (b)	324,369
		1,095,145
Electrical Defense (.3%)
4,873	Alliant Techsystems, Inc. (b)	379,363

Electrical Equipment (.4%)
20,361	Gentex Corporation	288,108
27,627	Vishay Intertechnology, Inc. (b)	218,253
		506,361
Electrical Instruments (.5%)
7,859	Thomas & Betts Corporation (b)	236,399
4,320	Varian, Inc. (b)	220,579
8,356	Woodward Governor Company	202,717
		659,695
Electronic Components - Semiconductor (2.1%)
66,862	Atmel Corporation (b)	280,152
14,935	Cree, Inc. (b)	548,861
18,304	Fairchild Semiconductor International, Inc. (b)	187,250

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
24,467	Integrated Device Technology, Inc. (b)	$165,397
10,555	International Rectifier Corporation (b)	205,717
18,065	Intersil Corporation - Class A	276,575
18,785	Lam Research Corporation (b)	641,695
9,069	Semtech Corporation (b)	154,264
6,641	Silicon Laboratories, Inc. (b)	307,877
		2,767,788
Electronics - Computer Distribution (.8%)
17,672	Arrow Electronics, Inc. (b)	497,467
22,350	Avnet, Inc. (b) (d)	580,429
		1,077,896
Service - Data Processing (.9%)
20,645	Broadridge Financial Solutions, Inc.	414,964
5,822	DST Systems, Inc. (b)	260,826
6,207	Factset Research Systems, Inc.	411,152
7,160	Fair Isaac Corporation	153,868
		1,240,810
Special Services (.6%)
16,351	Aecom Technology Corporation (b)	443,766
6,336	Watson Wyatt Worldwide, Inc. - Class A	275,996
		719,762
Transportation (2.0%)
Airlines (.3%)
17,725	Airtran Holdings, Inc. (b)	110,781
5,205	Alaska Air Group, Inc. (b)	139,442
31,774	JetBlue Airways Corporation (b)	190,009
		440,232
Railroads (.3%)
14,061	Kansas City Southern (b)	372,476

Shipping (.5%)
6,096	Alexander & Baldwin, Inc.	195,621
8,000	Kirby Corporation (b)	294,560
3,479	Overseas Shipholding Group, Inc.	130,010
		620,191
Transport Services (.2%)
7,629	Landstar System, Inc.	290,360

Trucking (.7%)
7,292	Con-way, Inc.	279,430
6,818	GATX Corporation	190,563
12,972	JB Hunt Transport Services, Inc.	416,790
6,486	Werner Enterprises, Inc.	120,834
		1,007,617
Utilities (6.1%)
Electric Companies (3.3%)
16,343	Alliant Energy Corporation	455,153
5,766	Black Hills Corporation	145,130
8,977	Cleco Corporation	225,143
17,134	DPL, Inc.	447,197
19,971	Great Plains Energy, Inc.	358,479
13,504	Hawaiian Electric Industries, Inc.	244,692
7,006	IDACORP, Inc.	201,703
27,240	MDU Resources Group, Inc.	567,954
15,774	NSTAR	501,929
34,736	NV Energy, Inc.	402,590
14,273	OGE Energy Corporation	472,151
12,773	PNM Resources, Inc.	149,189
16,050	Westar Energy, Inc.	313,136
		4,484,446
Natural Gas (1.8%)
11,469	AGL Resources, Inc.	404,512
10,657	Energen Corporation	459,317
15,650	Oneok, Inc.	573,103
16,091	UGI Corporation	403,240
11,944	Vectren Corporation	275,190
7,452	WGL Holdings, Inc.	246,959
		2,362,321
Utilities Diversified (.3%)
5,936	Itron, Inc. (b)	380,735

Waste Management (.4%)
3,379	Clean Harbors, Inc. (b)	190,103
11,899	Waste Connections, Inc. (b)	343,405
		533,508
Water Utilities (.3%)
20,060	Aqua America, Inc.	353,858

Total common stocks (Cost: $130,060,340)		127,968,547

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Warrants (—)
Consumer Cyclical (—)
Food (—)
305	Krispy Kreme Doughnuts, Inc. Expiration Date 03/02/2012 (b)	$18

Total warrants (Cost: $0)		18

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Short-Term Securities (4.5%)
Investment Companies (4.5%)
1,250,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.030%	$1,250,000
4,838,941	Wells Fargo & Company, current rate 0.010%	4,838,941
	Total short-term securities (cost: $6,088,941)	6,088,941
	Total investments in securities (cost: $136,149,281)(e)	$134,057,506
	Cash and other assets in excess of liabilities (.1%)	75,096
	Total net assets (100%)	$134,132,602

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.
(b)	Non-income producing.
(c)	The Portfolio held 0.3% of net assets in foreign securities at September 30, 2009.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2009, securities with an aggregate market value of $3,044,330 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation
S&P Mid-Cap 400® EMINI	December 2009	86	Long	$184,212

(e)

At September 30, 2009 the cost of securities for federal income tax purposes was $136,862,631. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$18,153,931
	Gross unrealized depreciation	(20,959,056)
	Net unrealized depreciation	$(2,805,125)

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

September 30, 2009

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (97.7%)
Consumer Cyclical (2.0%)
Lodging - Hotel (2.0%)
16,744	Marriott International, Inc. - Class A	$461,967
6,900	Starwood Hotels & Resorts Worldwide, Inc.	227,907
49,400	Starwood Property Trust, Inc. (b)	1,000,350
		1,690,224
Financial (95.7%)
Finance - Diversified (.2%)
17,600	UltraShort Real Estate ProShares	170,544

Investment Bankers/Brokers (.6%)
27,200	Colony Financial, Inc. (b)	531,760

Real Estate (3.4%)
15,400	Brookfield Properties Corporation (c)	173,404
14,100	CB Richard Ellis Group, Inc. - Class A (b)	165,534
55,400	Digital Realty Trust, Inc.	2,532,334
		2,871,272
Real Estate Investment Trust (.9%)
34,700	Franklin Street Properties Corporation	454,570
5,500	Jones Lang Lasalle, Inc.	260,535
		715,105
Real Estate Investment Trust - Apartments (16.1%)
23,200	American Campus Communities, Inc.	622,920
30,051	AvalonBay Communities, Inc.	2,185,609
42,500	BRE Properties, Inc.	1,330,250
19,900	Camden Property Trust	801,970
118,600	Equity Residential	3,641,020
30,426	Essex Property Trust, Inc.	2,421,301
27,900	Home Properties, Inc.	1,202,211
27,000	Mid-America Apartment Communities, Inc.	1,218,510
		13,423,791
Real Estate Investment Trust - Diversified (11.3%)
41,000	Colonial Properties Trust	398,930
70,039	Cousins Properties, Inc.	579,923
73,600	Duke Realty Corporation	883,936
37,100	Liberty Property Trust	1,206,863
38,400	National Retail Properties, Inc.	824,448
66,547	Vornado Realty Trust	4,286,292
44,100	Washington Real Estate Investment Trust	1,270,080
		9,450,472
Real Estate Investment Trust - Health Care (14.1%)
168,700	HCP, Inc.	4,848,438
52,400	Health Care REIT, Inc.	2,180,888
53,100	Nationwide Health Properties, Inc.	1,645,569
81,000	Ventas, Inc.	3,118,500
		11,793,395
Real Estate Investment Trust - Hotels (4.1%)
55,200	DiamondRock Hospitality Company (b)	447,120
254,040	Host Hotels & Resorts, Inc.	2,990,051
		3,437,171
Real Estate Investment Trust - Manfactured Housing (.8%)
14,700	Equity Lifestyle Properties, Inc.	629,013

Real Estate Investment Trust - Office Property (14.6%)
11,000	Alexandria Real Estate Equities, Inc.	597,850
81,000	BioMed Realty Trust, Inc.	1,117,800
57,421	Boston Properties, Inc.	3,763,947
88,800	Brandywine Realty Trust	980,352
35,220	Corporate Office Properties Trust	1,298,914
112,208	Douglas Emmett, Inc.	1,377,914
46,400	Highwoods Properties, Inc.	1,459,280
37,100	Mack-Cali Realty Corporation	1,199,443
7,700	SL Green Realty Corporation	337,645
		12,133,145

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Regional Mall (10.7%)
137,700	CBL & Associates Properties, Inc.	$1,335,690
101,943	Simon Property Group, Inc.	7,077,902
12,000	Taubman Centers, Inc.	432,960
3,454	The Macerich Company	104,760
		8,951,312
Real Estate Investment Trust - Self Storage (5.0%)
45,000	Public Storage, Inc.	3,385,800
119,800	U-Store-It Trust	748,750
		4,134,550
Real Estate Investment Trust - Shopping Centers (8.0%)
72,356	Acadia Realty Trust	1,090,405
29,500	Federal Realty Investment Trust	1,810,415
48,900	Glimcher Realty Trust	179,463
22,100	Kimco Realty Corporation	288,184
40,700	Ramco-Gershenson Properties	363,044
52,800	Regency Centers Corporation	1,956,240
13,500	Saul Centers, Inc.	433,350
14,900	Tanger Factory Outlet Centers, Inc.	556,366
		6,677,467
Real Estate Investment Trust - Warehouse/Industrial (5.9%)
46,000	AMB Property Corporation	1,055,700
212,100	DCT Industrial Trust, Inc.	1,083,831
29,500	EastGroup Properties, Inc.	1,127,490
40,500	First Potomac Realty Trust	468,180
97,376	ProLogis	1,160,722
		4,895,923

Total common stocks (Cost: $72,281,885)		81,505,144

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Short-Term Securities (1.7%)
Investment Companies (1.7%)
1,300,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.030%	$1,300,000
135,255	Wells Fargo & Company, current rate 0.010%	135,255
	Total short-term securities (cost: $1,435,255)	1,435,255
	Total investments in securities (cost: $73,717,140) (d)	$82,940,399
	Cash and other assets in excess of liabilities (.6%)	499,488
	Total net assets (100%)	$83,439,887

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Non-income producing.
(c)	This Portfolio held 0.2% of net assets in foreign securities at September 30, 2009.
(d)

At September 30, 2009 the cost of securities for federal income tax purposes was $78,841,092. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$7,116,796
	Gross unrealized depreciation	(3,017,489)
	Net unrealized appreciation	$4,099,307

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities

September 30, 2009

(Unaudited)

(1)   Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.)  Each Portfolio is diversified except for the International Bond Portfolio.  The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.  The Portfolios issue two classes of shares: Class 1 and Class 2, except for the Money Market Portfolio which only issues one class of shares (Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issue of Class 1 shares until February 11, 2008).  Class 2 shares and shares of the Money Market Portfolio are subject to a Rule 12b-1 fee that Class 1 shares are not.  Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class 1 and Class 2 shares.  Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately.  Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)    Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

(2)  Summary of Significant Accounting Policies — (continued)

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2009, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $29,250,687 and $17,400,060 respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)   Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At September 30, 2009, investments in securities of Bond, Money Market, and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond, Money Market, and Mortgage were $24,471,137, $5,405,000, and $7,004,110, respectively, which represent 6.9%, 4.4%, and 5.9% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(4)  Fair Value Measurement

The Fund has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.  Level 1 includes unadjusted quoted prices in active markets for identical investments. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).  Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment.  Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, written options and swap contracts.

The valuation techniques used by the Portfolios to measure fair value during the nine months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the levels used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

		Fair Value Measurement at September 30, 2009 using
Fund	Quoted Prices in Active Markets for Identical Investments, Investments in Securities (Level 1)	Quoted Prices in Active Markets for Identical Investments, Other Financial Instruments (Level 1)	Other Significant Observable Inputs, Investments in Securities (Level 2)	Significant Unobservable Inputs, Investments in Securities (Level 3)	Value at 09/30/2009
Bond
Government Obligations	$—	$—	$196,376,212	$—	$196,376,212
Asset-Backed	—	—	17,209,170	1,008,393	18,217,563
Other Mortgage-Backed	—	—	24,011,901	3,601,220	27,613,121
Corporate Obligations	—	—	101,540,541	2,928,030	104,468,571
Investment Companies	29,108,224	—	—	—	29,108,224
Total Investments	29,108,224	—	339,137,824	7,537,643	375,783,691
Other Financial Instruments
Futures Contracts	—	133,138	—	—	133,138
Money Market
Commercial Paper	—	—	22,644,421	—	22,644,421
Corporate Notes	—	—	16,022,947	—	16,022,947
U.S. Government Obligations	—	—	68,864,472	—	68,864,472
Other Short-Term Investments	—	—	12,384,748	2,430,977	14,815,725
Investment Companies	429,283	—	—	—	429,283
Total Investments	429,283	—	119,916,588	2,430,977	122,776,848
Mortgage Securities
Government Obligations	—	—	76,959,826	—	76,959,826
Asset-Backed	—	—	9,122,879	772,538	9,895,417
Other Mortgage-Backed	—	—	14,900,070	1,197,318	16,097,388
Investment Companies	31,815,810	—	—	—	31,815,810
Total Investments	31,815,810	—	100,982,775	1,969,856	134,768,441
Other Financial Instruments
Futures Contracts	—	(12,268)	—	—	(12,268)
Index 500
Common Stocks	404,730,271	—	—	—	404,730,271
Investment Companies	8,337,261	—	—	—	8,337,261
Total Investments	413,067,532	—	—	—	413,067,532
Other Financial Instruments
Futures Contracts	—	48,579	—	—	48,579
International Bond
Long Term Debt Securities
Argentina	—	—	1,836,135	—	1,836,135
Australia	—	—	4,370,594	—	4,370,594
Brazil	—	—	6,214,855	—	6,214,855
Canada	—	—	1,989,718	—	1,989,718
France	—	—	3,660,471	—	3,660,471
Germany	—	—	4,319,363	—	4,319,363
Hungary	—	—	1,250,187	—	1,250,187
Indonesia	—	—	7,759,492	—	7,759,492
Israel	—	—	796,106	—	796,106
Malaysia	—	—	3,999,818	—	3,999,818
Mexico	—	—	9,122,912	—	9,122,912
Netherlands	—	—	1,871,897	—	1,871,897
Norway	—	—	4,241,284	—	4,241,284
Poland	—	—	7,170,771	—	7,170,771
Russia	—	—	3,719,566	—	3,719,566
South Africa	—	—	1,644,625	—	1,644,625
South Korea	—	—	11,060,011	—	11,060,011
Sri Lanka	—	—	—	1,748,637	1,748,637
Supra-National			743,211		743,211
Sweden	—	—	4,086,401	—	4,086,401
United Arab Emirates	—	—	1,707,307	—	1,707,307
United States	—	—	3,238,399	—	3,238,399
Venezuela	—	—	844,950	—	844,950
Investment Companies	7,729	—	—	—	7,729
Total Investments	7,729	—	85,648,073	1,748,637	87,404,439
Other Financial Instruments
Forward Foreign Currency Contracts	—	(1,911,790)	—	—	(1,911,790)
Index 400 Mid-Cap
Common Stocks	127,968,547	—	—	—	127,968,547
Warrants	—	—	18	—	18
Investment Companies	6,088,941	—	—	—	6,088,941
Total Investments	134,057,488	—	18	—	134,057,506
Other Financial Instruments
Futures Contracts	—	184,212	—	—	184,212
Real Estate Securities(1)	82,940,399	—	—	—	82,940,399

(1)  At September 30, 2009 all investments were at Level 1, see Schedule of Investments.

For additional details, see Schedule of Investments.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2009 is as follows:

				Total
	Beginning	Net	Accrued	realized and	Transfers in	Ending
	balance	purchases	discounts	unrealized	and/or (out)	Balance
Portfolio	12/31/2008	(sales)	(premiums)	gains (losses)	of Level 3	09/30/2009
Bond	$4,172,162	$1,704,427	$8,892	$1,579,303	$72,859	$7,537,643
Money Market	385,714	2,045,219	—	44	—	2,430,977
Mortgage Securities	850,433	73,888	25	(198,371)	1,243,881	1,969,856
Index 500	—	—	—	—	—	—
International Bond	8,598,893	(2,129,626)	(25,284)	1,388,550	(6,083,896)	1,748,637
Index 400 Mid-Cap	—	—	—	—	—	—
Real Estate Securities	—	—	—	—	—	—

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the year.  Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

(5)   Derivative Instruments Reporting

Equity derivatives are purchased or sold to manage Portfolio liquidity and to attempt to protect current or intended stock investments from broad fluctuations in stock prices.

Interest rate derivatives are used both to manage the average duration of a Portfolio’s fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives are used to attempt to hedge against the effects of exchange rate changes on a Portfolios’ current or intended investments in foreign securities.

The table below details the risk exposure of each of the Portfolios from derivative instruments:

		Risk Exposure
	Total Value at			Foreign
Portfolio	September 30, 2009	Equity	Interest Rate	Exchange
Bond	$133,138	$—	$133,138	$—
Money Market	—	—	—	—
Mortgage Securities	(12,268)	—	(12,268)	—
Index 500	48,579	48,579	—	—
International Bond	(1,911,790)	—	—	(1,911,790)
Index 400 Mid-Cap	184,212	184,212	—	—
Real Estate Securities	—	—	—	—
Total	$(1,558,129)	$232,791	$120,870	$(1,911,790)

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)

Gregory S. Strong, President

Date:  November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

Gregory S. Strong, President
(Principal Executive Officer)

By (Signature and Title)

Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: November 23, 2009